  TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------
  U.S. Fixed Income
Table of Contents                                                 April 30, 1999

Letter To Shareholders......................................................   1

Performance Summary.........................................................   2

Schedules of Investments

  TCW Galileo Money Market Fund.............................................   3

  TCW Galileo Core Fixed Income Fund........................................   5

  TCW Galileo High Yield Bond Fund..........................................  13

  TCW Galileo Mortgage-Backed Securities Fund...............................  21

  TCW Galileo Total Return Mortgage-Backed Securities Fund..................  24

Statements of Assets and Liabilities........................................  28

Statements of Operations....................................................  29

Statements of Changes in Net Assets.........................................  30

Notes to Financial Statements...............................................  33

Financial Highlights........................................................  46

--------------------------------------------------------------------------------
To Our Shareholders
We are pleased to submit the April 30, 1999 Semi-Annual Reports for the TCW Galileo Funds. In our new format, we have separated our reports into three cat-egories; 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) Interna-tional Funds to provide more focused information to our shareholders.

TCW is committed to providing you with superior professional investment manage-ment and distinctive personal service through the TCW Galileo Funds. On March 1, 1999, we created an additional class of shares (N class) on nine of our Gal-ileo Funds.

Now individuals can purchase our Select Equities Fund, Aggressive Growth Equi-ties Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, European Equities Fund, Core Fixed Income Fund, High Yield Bond Fund or Total Return Mortgage-Backed Securities Fund with a low initial investment of $2,000. The Galileo Mutual Funds continue to provide our clients with targeted invest-ment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges.

Please call our Shareholder Services Department at (800) FUND-TCW [ (800) 386-3829] if you have any questions or would like further information on the TCW Galileo Funds.

/s/ Marc I. Stern
Marc I. Stern
Chairman of the Board

June 7, 1999

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Fixed Income
PERFORMANCE SUMMARY (Unaudited)                                   April 30, 1999

                                      Total Return -- Annualized
                                         As of April 30, 1999
                                --------------------------------------
                                  Latest 12-Months   Latest    Since        Inception
                           NAV  Ended April 30, 1999  5-Year Inception        Date
                         -----------------------------------------------------------------
TCW Galileo Money Market
 Fund                     $1.00        5.04%          5.19%    5.65% (/1/)  07/14/88 (/2/)
TCW Galileo Core Fixed
 Income
 Fund -- Institutional
 Class                    $9.77        6.88%          7.13%    7.41% (/1/)  01/01/90 (/2/)
TCW Galileo Core Fixed
 Income
 Fund -- Advisory Class   $9.84          N/A           N/A     1.03% (/3/)  03/01/99
TCW Galileo High Yield
 Bond
 Fund -- Institutional
 Class                    $9.52        3.36%          9.82%   10.49% (/1/)  02/01/89 (/2/)
TCW Galileo High Yield
 Bond
 Fund -- Advisory Class   $9.58          N/A           N/A     2.69% (/3/)  03/01/99
TCW Galileo Mortgage-
 Backed Securities Fund   $9.62        4.65%          6.43%    6.69% (/1/)  02/01/90 (/2/)
TCW Galileo Total Return
 Mortgage-Backed
 Securities
 Fund -- Institutional
 Class                    $9.40        6.51%          8.88%    7.05%        06/17/93
TCW Galileo Total Return
 Mortgage- Backed
 Securities Fund --
  Advisory Class          $9.54          N/A           N/A     1.49% (/3/)  03/01/99

(1) Performance data includes the performance of the predecessor limited part-nership for periods before the TCW Galileo Funds' registration became ef-fective. The predecessor limited partnerships were not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.
(2) Inception date of predecessor limited partnership.
(3) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999 and not indicative of a full year's operat-ing results.
 2

  TCW Galileo Money Market Fund
--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                               April 30, 1999

 Principal
  Amount                                                                 Value
-----------  Agency Fixed Income Securities (15.6% of Net Assets)     -----------
$ 5,000,000  Federal Farm Credit Bank, 5.5%, due 08/03/99             $ 5,001,217
 10,000,000  Federal Home Loan Bank, Floating Rate Note,
              4.917%, due 04/07/00                                      9,996,337
  7,500,000  Federal National Mortgage Association,
              5.63%, due 05/05/99                                       7,500,493
 10,000,000  Student Loan Marketing Association,
              4.72%, due 11/04/99                                       9,999,999
                                                                      -----------
             Total Agency Fixed Income Securities (Cost: $32,498,046)  32,498,046
                                                                      -----------
             Commercial Paper (66.7%)
  8,000,000  American Express Credit Corp., 4.78%, due 05/10/99         7,990,440
 10,000,000  American General Finance Corp.,
              4.92%, due 05/03/99                                       9,997,267
    500,000  Bellsouth Telecom Inc., 4.97%, due 05/03/99                  499,862
 10,000,000  BP America, Inc., 4.9%, due 05/03/99                       9,997,277
  3,200,000  Florida Power Corp., 4.74%, due 05/06/99                   3,197,893
  8,000,000  Ford Motor Credit Corp., 4.86%, due 05/07/99               7,993,520
 10,000,000  General Electric Capital Corp., 4.94%, due 05/03/99        9,997,256
  8,000,000  General Motors Acceptance Corp.,
              4.79%, due 05/04/99                                       7,996,807
 10,000,000  Goldman Sachs Group, 4.8%, due 05/28/99                    9,964,000
 10,000,000  Nationsbank N.A., 5%, due 01/05/00                         9,998,314
  5,000,000  Paccar Financial Corp., 4.8%, due 05/06/99                 4,996,667
  8,000,000  Pacific Mutual Life, 4.78%, due 05/18/99                   7,981,942
  1,200,000  Prudential Funding Corp., 4.81%, due 05/04/99              1,199,519
 10,000,000  Riverwoods Funding Corp., 4.81%, due 06/01/99              9,958,581
  9,000,000  Salomon Smith Barney, 4.7%, due 05/03/99                   8,997,650
  5,500,000  Sara Lee Corp., 4.78%, due 05/06/99                        5,496,349
  4,555,000  Shell Oil Co., 4.8%, due 05/26/99                          4,539,817
  3,900,000  Transamerica Corp., 4.79%, due 06/04/99                    3,882,357
  4,689,000  United Parcel Service of America, Inc.,
              5.05%, due 05/03/99                                       4,687,684
  9,600,000  USAA Capital Corp., 4.82%, due 06/04/99                    9,556,299
                                                                      -----------
             Total Commercial Paper (Cost: $138,929,501)              138,929,501
                                                                      -----------

                                                                             3

See accompanying notes to financial statements.

  TCW Galileo Money Market Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
  Amount                                                                    Value
-----------  Corporate Fixed Income Securities (17.6%)                   ------------
$ 3,000,000  Associates Corp. of North America,
              7.25%, due 09/01/99                                        $  3,018,839
  4,000,000  Associates Corp. of North America,
              9.125%, due 04/01/00                                          4,137,997
  4,000,000  CIT Group Inc., 6.8%, due 04/17/00                             4,057,905
  5,000,000  IBM Credit Corp., 5.68%, due 05/07/99                          4,999,955
 10,000,000  International Lease Finance Corp.,
              6.375%, due 01/18/00                                         10,101,098
  2,125,000  Merrill Lynch & Company, Inc., 5.765%, due 06/10/99            2,125,860
  3,250,000  Merrill Lynch & Company, Inc., 6.2%, due 07/19/99              3,255,766
  5,000,000  Morgan Stanley Group, 7.5%, due 09/01/99                       5,036,900
                                                                         ------------
             Total Corporate Fixed Income Securities (Cost: $36,734,320)   36,734,320
                                                                         ------------
             Total Investments (Cost: $208,161,867) (99.9%)               208,161,867
             Excess of Other Assets Over Liabilities (0.1%)                   233,610
                                                                         ------------
             Net Assets (100.0%)                                         $208,395,477
                                                                         ============

 4

See accompanying notes to financial statements.

  TCW Galileo Core Fixed Income Fund
--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                               April 30, 1999

 Principal
  Amount     Fixed Income Securities                                   Value
 ---------   -----------------------                                 ---------
             Corporate Bonds (31.3% of Net Assets)
             Aerospace/Defense (0.4%)
 $ 50,000    BE Aerospace, Inc., (144A), 9.5%, due 11/01/08          $  53,125*
  250,000    United Technologies Corp., 6.7%, due 08/01/28             246,723
                                                                     ---------
             Total Aerospace/Defense                                   299,848
                                                                     ---------
             Automotive (0.4%)
   75,000    American Axle & Manufacturing, Inc.,
              (144A), 9.75%, due 03/01/09                               77,813*
  150,000    Delphi Automotive Systems Corp., 6.125%, due 05/01/04     148,994
   95,000    Hayes Lemmerz International, Inc.,
              (144A), 8.25%, due 12/15/08                               95,950*
                                                                     ---------
             Total Automotive                                          322,757
                                                                     ---------
             Banking & Financial Services (5.3%)
  400,000    Abbey National PLC, 6.69%, due 10/17/05                   408,000
  200,000    AmeriCredit Corp., 9.875%, due 04/15/06                   203,000
  150,000    Bear Stearns Companies, Inc., 6.75%, due 12/15/07         151,125
  100,000    Citicorp, 6.375%, due 01/15/06                             99,875
  400,000    Corporation Andina De Fomento, 7.75%, due 03/01/04        409,500
  500,000    Finova Capital Corp., 6.11%, due 02/18/03                 496,175
  500,000    General Electric Capital Corp., 5.77%, due 08/27/01       502,500
  200,000    International Lease Financial Corp.,
              5.75%, due 01/15/03                                      198,744
  350,000    Korea Development Bank, 7.125%, due 04/22/04              346,360
  500,000    Lehman Brothers Holdings Inc., 6.625%, due 04/01/04       500,590
  250,000    National Rural Utilities Cooperative Finance Corp.,
              5.75%, due 12/01/08                                      240,938
  100,000    NationsBank Corp., 7.5%, due 09/15/06                     106,125
  500,000    PNC Funding Corp., 6.5%, due 05/01/08                     501,875
   60,000    Security Pacific Corp., 11.5%, due 11/15/00                64,950
                                                                     ---------
             Total Banking & Financial Services                      4,229,757
                                                                     ---------
             Chemicals (1.9%)
  150,000    General Chemical Industrial Products,
              10.625%, due 05/01/09                                    153,375
    5,000    GEO Specialty Chemicals, Inc., (144A),
              10.125%, due 08/01/08                                      5,038*
  350,000    Huntsman Corp., (144A), 9.5%, due 07/01/07                343,000*
  600,000    IMC Global Inc., (144A), 6.5%, due 08/01/03               594,210*
  250,000    Millennium America, Inc., 7.625%, due 11/15/26            225,815
  100,000    Scotts Co., (144A), 8.625%, due 01/15/09                  103,625*
   75,000    Texas Petrochemicals Corp., 11.125%, due 07/01/06          65,250
                                                                     ---------
             Total Chemicals                                         1,490,313
                                                                     ---------

                                                                             5

See accompanying notes to financial statements.

  TCW Galileo Core Fixed Income Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                                  Value
 ----------                                                             ------------

             Commercial Services (0.7%)
 $   50,000  Anthony Crane Rentals, L.P., 10.375%, due 08/01/08         $     51,000
     50,000  Iron Mountain, Inc., 8.25%, due 07/01/11                         50,125
     25,000  Iron Mountain, Inc., 8.75%, due 09/30/09                         25,625
     20,000  Iron Mountain, Inc., 10.125%, due 10/01/06                       21,725
     40,000  Pierce Leahy, 8.125%, due 05/15/08                               39,400
    100,000  Protection One Alarm Monitoring, Inc.,
              7.375%, due 08/15/08                                            99,519
     75,000  Rental Service Corp., 9.0%, due 05/15/08                         75,563
    150,000  UIH Australia/Pacific, Inc., 0.0%, due 05/15/06                 108,000
     50,000  Williams Scotsman, Inc., 9.875%, due 06/01/07                    51,875
                                                                        ------------
             Total Commercial Services                                       522,832
                                                                        ------------
             Computer Services (0.2%)
    150,000  Pitney Bowes, Inc., 5.95%, due 02/01/05                         150,375
                                                                        ------------
             Construction (0.5%)
    200,000  Atrium Companies, Inc., 10.5%, due 11/15/06                     214,000
     50,000  D.R. Horton, Inc., 8%, due 02/01/09                              49,500
     75,000  Hovnanian Enterprises, Inc., 9.125%, due 05/01/09                75,000
     75,000  NCI Building Systems, Inc., (144A),
              9.25%, due 05/01/09                                             75,690*
                                                                        ------------
             Total Construction                                              414,190
                                                                        ------------
             Containers & Packaging (0.3%)
     50,000  Anchor Glass Container Corp., 9.875%, due 03/15/08               46,500
     25,000  Consumers International, Inc., 10.25%, due 04/01/05              26,250
     75,000  Consumers Packaging, Inc., (144A), 9.75%, due 02/01/07           76,875*
     50,000  Packaged Ice, Inc., 9.75%, due 02/01/05                          50,750
     50,000  U.S. Can Corp., Series B, 10.125%, due 10/15/06                  53,250
                                                                        ------------
             Total Containers & Packaging                                    253,625
                                                                        ------------
             Cosmetics & Household Products (0.1%)
     75,000  Chattem, Inc., 8.875%, due 04/01/08                              75,937
                                                                        ------------
             Electronics (1.4%)
    600,000  Ametek, Inc., 7.2%, due 07/15/08                                576,000
    200,000  International Wire Group, Inc., 11.75%, due 06/01/05            211,500
    200,000  Litton Industries, Inc., 6.05%, due 04/15/03                    197,000
    130,000  Viasystems, Inc., 9.75%, due 06/01/07                           120,900
                                                                        ------------
             Total Electronics                                             1,105,400
                                                                        ------------
             Energy & Oil Services (2.5%)
    300,000  Enserch Corp., 7.125%, due 06/15/05                             309,750
    100,000  Forest Oil Corp., 10.5%, due 01/15/06                           103,750
    100,000  Grey Wolf, Inc., 8.875%, due 07/01/07                            85,000
     25,000  Gulf Canada Resources, Ltd., 9.25%, due 01/15/04                 25,399

 6

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                             Value
 ----------                                                        ------------

             Energy & Oil Services (Continued)
 $  250,000  Occidental Petroleum Corp., 7.65%, due 02/15/06       $    258,823
    100,000  P&L Coal Holdings Corp., 8.875%, due 05/15/08              104,000
    500,000  Phillips Petroleum Co., 6.375%, due 03/30/09               495,250
    150,000  R&B Falcon Corp., 9.5%, due 12/15/08                       141,000
    150,000  Sonat, Inc., 6.75%, due 10/01/07                           151,688
    100,000  Trans-Canada Pipelines, Ltd., 7.06%, due 10/14/25           98,875
    200,000  Transcontinental Gas Pipe Lines, 6.25%, due 01/15/08       197,250
                                                                   ------------
             Total Energy & Oil Services                              1,970,785
                                                                   ------------
             Entertainment & Leisure (1.7%)
    200,000  Florida Panthers Holdings, Inc., 9.875%, due 04/15/09      200,750
    100,000  Harrahs Operating Company, Inc., 7.875%, due 12/15/05      101,000
    100,000  Hollywood Park, Inc., (144A), 9.25%, due 02/15/07          102,625*
    100,000  Marvel Enterprises, Inc., (144A), 12%, due 06/15/09        103,000*
     15,000  Park Place Entertainment Corp., (144A),
              7.875%, due 12/15/05                                       14,700*
     75,000  Regal Cinemas, Inc., 9.5%, due 06/01/08                     74,625
    125,000  SFX Entertainment, Inc., (144A), 9.125%, due 12/01/08      128,750*
    500,000  Station Casinos, Inc., (144A), 9.75%, due 04/15/07         530,000*
    100,000  Station Casinos, Inc., 10.125%, due 03/15/06               107,000
                                                                   ------------
             Total Entertainment & Leisure                            1,362,450
                                                                   ------------
             Foods, Hotels & Restaurants (0.5%)
    150,000  Di Giorgio Corp., 10%, due 06/15/07                        148,500
    100,000  ITT Corp., 7.375%, due 11/15/15                             90,985
     50,000  Mrs. Fields Original Cookies, Inc.,
              (144A), 10.125%, due 12/01/04                              47,250*
    100,000  New World Pasta Co., (144A), 9.25%, due 02/15/09           101,500*
                                                                   ------------
             Total Foods, Hotels & Restaurants                          388,235
                                                                   ------------
             Health Care (0.4%)
     10,000  Dade International, Inc., 11.125%, due 05/01/06             11,050
    125,000  Insight Health Services Corp., 9.625%, due 06/15/08        128,125
    100,000  Magellan Health Services, Inc., 9%, due 02/15/08            84,500
     50,000  Prime Medical Services, Inc., 8.75%, due 04/01/08           49,500
                                                                   ------------
             Total Health Care                                          273,175
                                                                   ------------
             Household Products (0.1%)
     29,000  Boyds Collection Ltd., (144A), 9%, due 05/15/08             30,740*
                                                                   ------------
             Insurance (0.1%)
     75,000  United Industries Corp., (144A), 9.875%, due 04/01/09       78,375*
                                                                   ------------
             Machinery (0.3%)
     25,000  Federal Mogul Corp., 7.875%, due 07/01/10                   24,867
    220,000  Insilco Corp., (144A), 12%, due 08/15/07                   220,000*
                                                                   ------------
             Total Machinery                                            244,867
                                                                   ------------

                                                                             7

See accompanying notes to financial statements.

  TCW Galileo Core Fixed Income Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                                  Value
 ----------                                                             ------------

             Media -- Broadcasting & Publishing (1.6%)
 $   25,000  Adelphia Communications Corp., 8.375%, due 02/01/08        $     25,625
     75,000  American Media Operations, Inc., (144A),
              10.25%, due 05/01/09                                            75,885*
    500,000  Chancellor Media Corp., (144A), 8%, due 11/01/08                516,250*
    125,000  Chancellor Media Corp., 8.75%, due 06/15/07                     128,750
     75,000  Chancellor Media Corp., (144A), 9%, due 10/01/08                 80,438*
    100,000  Charter Communications Holdings, LLC, (144A),
              0%, due 04/01/11                                                66,125*
     75,000  Classic Cable, Inc., (144A), 9.875%, due 08/01/08                80,438*
    100,000  EchoStar DBS Corp., (144A), 9.375%, due 02/01/09                104,500*
     20,000  Garden State Newspapers, Inc., (144A),
              8.625%, due 07/01/11                                            20,300*
     50,000  Primedia, Inc., 7.625%, due 04/01/08                             50,250
     50,000  STC Broadcasting, Inc., 11%, due 03/15/07                        53,125
     25,000  Von Hoffmann Press, Inc., (144A), 10.875%, due 05/15/07          25,750*
                                                                        ------------
             Total Media -- Broadcasting & Publishing                      1,227,436
                                                                        ------------
             Metals (0.5%)
    100,000  AK Steel Corp., (144A), 7.875%, due 02/15/09                    100,375*
     75,000  Golden Northwest Aluminum, Inc., (144A), 12%, due 12/15/06       77,250*
    100,000  Mark IV Industries, Inc., 7.75%, due 04/01/06                    98,420
    100,000  Neenah Corp., (144A), 11.125%, due 05/01/07                     101,000*
     40,000  Wheeling Pittsburgh Corp., 9.25%, due 11/15/07                   40,000
                                                                        ------------
             Total Metals                                                    417,045
                                                                        ------------
             Miscellaneous (0.4%)
    200,000  NSWTC International, 7%, due 04/01/04                           140,887
     50,000  Polymer Group, Inc., 8.75%, due 03/01/08                         50,875
     75,000  Simmons Co., (144A), 10.25%, due 03/15/09                        78,375*
                                                                        ------------
             Total Miscellaneous                                             270,137
                                                                        ------------
             Pharmaceuticals (0.8%)
    550,000  Amgen, Inc., 6.25%, due 12/18/02                                554,125
    100,000  King Pharmaceuticals, Inc., (144A), 10.75%, due 02/15/09        105,000*
                                                                        ------------
             Total Pharmaceuticals                                           659,125
                                                                        ------------
             Pollution Control (0.3%)
     25,000  Allied Waste North America, Inc., 7.625%, due 01/01/06           24,625
    125,000  Allied Waste North America, Inc., 7.875%, due 01/01/09          123,438
     50,000  Safety-Kleen Services, Inc., 9.25%, due 06/01/08                 53,000
                                                                        ------------
             Total Pollution Control                                         201,063
                                                                        ------------
             Real Estate (0.1%)
     50,000  Forest City Enterprises, Inc., 8.5%, due 03/15/08                50,750
                                                                        ------------

 8

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                           Value
 ----------                                                      -----------

             Retail (0.7%)
 $  300,000  Albertson's, Inc., 6.625%, due 06/01/28             $   291,000
     50,000  Home Interiors & Gifts, Inc., 10.125%, due 06/01/08      50,625
     90,000  May Department Stores Co., 9.75%, due 02/15/21          117,900
    100,000  Panolam Industries International, Inc., (144A),
              11.5%, due 02/15/09                                    104,500*
                                                                 -----------
             Total Retail                                            564,025
                                                                 -----------
             Telecommunications (4.5%)
    250,000  AirTouch Communications, Inc., 6.65%, due 05/01/08      254,375
    500,000  AT&T Capital Corp., 5.625%, due 03/15/04                494,110
    500,000  AT&T Capital Corp., 6.75%, due 02/04/02                 508,330
     75,000  Bresnan Communications Group, (144A),
              8%, due 02/01/09                                        77,063*
     75,000  Bresnan Communications Group, (144A),
              9.25%, due 02/01/09                                     51,563*
    425,000  Intermedia Communications, Inc., 8.5%, due 01/15/08     422,875
    100,000  Intermedia Communications, Inc., (144A),
              9.5%, due 03/01/09                                     104,000*
    100,000  Jordan Telecommunications Products, Inc.,
              0%, due 08/01/07                                        83,500
     20,000  Jordan Telecommunications Products, Inc.,
              9.875%, due 08/01/07                                    20,200
    300,000  Level 3 Communications, Inc., 9.125%, due 05/01/08      306,000
    500,000  Lucent Technologies, Inc., 6.45%, due 03/15/29          481,850
    300,000  Mcleod USA, Inc., (144A), 8.125%, due 02/15/09          297,750*
     25,000  MetroNet Communications Corp., 12%, due 08/15/07         30,000
    100,000  Northern Telecom Capital Corp., 7.4%, due 06/15/06      106,000
     60,000  Outdoor Communications, Inc., 9.25%, due 08/15/07        63,750
    200,000  Rhythms NetConnections, Inc., 12.75%, due 04/15/09      199,000
                                                                 -----------
             Total Telecommunications                              3,500,366
                                                                 -----------
             Textiles, Clothing & Fabrics (0.1%)
     50,000  Westpoint Stevens, Inc., 7.875%, due 06/15/08            51,250
                                                                 -----------
             Transportation (0.2%)
     25,000  Atlas Air, Inc., 10.75%, due 08/01/05                    26,250
    150,000  Southwest Airlines Co., 7.375%, due 03/01/27            156,375
                                                                 -----------
             Total Transportation                                    182,625
                                                                 -----------
             Utilities (5.3%)
     50,000  Calpine Corp., 7.75%, due 04/15/09                       50,125
    100,000  CMS Energy Corp., 7.5%, due 01/15/09                     99,881
    300,000  CMS Energy Corp., 7.625%, due 11/15/04                  305,694
    500,000  Commonwealth Edison Co., 6.95%, due 07/15/18            502,500
    200,000  GTE South, Inc., 7.25%, due 08/01/02                    207,500

                                                                             9

See accompanying notes to financial statements.

  TCW Galileo Core Fixed Income Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                                     Value
 ----------                                                                -----------

             Utilities (Continued)
 $  575,000  NEXTLINK Communications, Inc., (144A),
              10.75%, due 11/15/08                                         $   613,813*
     75,000  Niagara Mohawk Power Corp., 0%, due 07/01/10                       57,532
     75,000  Niagara Mohawk Power Corp., 7.625%, due 10/01/05                   77,319
  1,700,000  Tennessee Valley Authority, 6.375%, due 06/15/05                1,736,125
    500,000  Western Resources, Inc., 6.875%, due 08/01/04                     511,250
                                                                           -----------
             Total Utilities                                                 4,161,739
                                                                           -----------
             Total Corporate Bonds (Cost: $24,406,964)                      24,499,222
                                                                           -----------
             Asset Backed Securities (3.5%)
    500,000  Capital Auto Receivables Asset Trust, 5.68%, due 08/15/04         501,719
    750,000  EQCC Home Equity Loan Trust (1999-1- A2F),
              5.765%, due 03/20/29                                             744,795
    300,000  Southern Pacific Secured Assets Corp. (1997-3-A4),
              6.66%, due 06/25/24                                              302,076
    182,341  The Money Store Home Equity Trust (1997-C-AF3),
              6.307%, due 08/15/12                                             183,009
  1,000,000  Toyota Auto Lease Trust (1998-B-A2), 5.45%, due 03/25/03          989,890
                                                                           -----------
             Total Asset Backed Securities (Cost: $2,732,092)                2,721,489
                                                                           -----------
             Collateralized Mortgage Obligations (29.3%)
    295,782  Bear Stearns Mortgage Securities, Inc. (1997-2-A2),
              6.5%, due 04/28/24                                               296,152
    122,455  Bear Stearns Mortgage Securities, Inc. (97-2-A5),
              6.875%, due 01/28/24                                             120,580
    702,688  Citicorp Mortgage Securities (1998-5-A1), 6.75%, due 03/25/25     713,397
    665,000  Countrywide Home Loans (1997-8-A1), 6.75%, due 01/25/28           668,644
  1,000,000  Federal Home Loan Mortgage Corp. (2061-TA),
              5.25%, due 10/15/27                                              896,670
  1,000,000  Federal Home Loan Mortgage Corp. (1648-LA),
              6%, due 05/15/23                                                 935,810
  1,000,000  Federal Home Loan Mortgage Corp. (2043-CH),
              6%, due 08/15/26                                                 956,410
    500,000  Federal Home Loan Mortgage Corp. (2063-PV),
              6.25%, due 10/15/26                                              485,885
  1,000,000  Federal Home Loan Mortgage Corp. (2081-PC),
              6.25%, due 10/15/26                                              979,900
    781,000  Federal Home Loan Mortgage Corp. (1588-QD),
              6.5%, due 09/15/23                                               767,059
  1,000,000  Federal Home Loan Mortgage Corp. (2018-H),
              6.5%, due 01/15/28                                             1,012,440
  2,306,838  Federal Home Loan Mortgage Corp. (1468-ZA),
              7%, due 02/15/22                                               2,317,540
     65,985  Federal Home Loan Mortgage Corp. (1578-O),
              7%, due 09/15/23                                                  66,409

10

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                               Value
 ----------                                                          -----------

             Collateralized Mortgage Obligations (Continued)
 $  450,000  Federal Home Loan Mortgage Corp. (1944-GB),
              7.5%, due 04/17/24                                     $   458,384
    111,778  Federal Home Loan Mortgage Corp. -- Government
              National Mortgage Association (41-K),
              8%, due 04/25/24                                           112,612
    330,343  Federal National Mortgage Association (1995-22-J),
              6.5%, due 04/25/23                                         329,319
    495,452  Federal National Mortgage Association (G3-40-ZC),
              6.5%, due 12/25/23                                         496,745
    850,581  Federal National Mortgage Association (1994-2-N),
              6.5%, due 01/25/24                                         827,556
  1,000,000  Federal National Mortgage Association (1992-181-PL),
              7%, due 10/25/21                                         1,011,670
  1,472,646  Financial Asset Securitization, Inc.
              (1997-NAM1-A4), 7.75%, due 05/25/27                      1,497,042
    250,000  Green Tree Financial Corp. (1998-4-A3),
              5.98%, due 02/01/30                                        250,765
    987,869  Headlands Mortgage Securities, Inc. (1997-5-AI5),
              7.25%, due 11/25/27                                        998,999
    537,769  Norwest Asset Securites Corp. (1997-15-A1),
              6.75%, due 10/25/12                                        545,066
    983,114  Norwest Asset Securities Corp. (1997-8-A4),
              7.5%, due 06/25/27                                       1,000,464
  2,777,305  Prudential Home Mortgage Securities (1993-50-A11),
              8.75%, due 11/25/23                                      2,680,098
    400,000  Residential Funding Mortgage Securities I (1998-S8-A3),
              6.5%, due 04/25/28                                         391,796
  1,000,000  Residential Funding Mortgage Securities I (97-S12-A10),
              6.7%, due 08/25/27                                       1,002,940
    350,000  Residential Funding Mortgage Securities I (1997-S2-A7),
              7%, due 12/25/27                                           353,488
    711,780  Residential Funding Mortgage Securities I (1997-S5-A2),
              7.5%, due 04/25/27                                         718,947
                                                                     -----------
             Total Collateralized Mortgage Obligations
              (Cost: $22,787,507)                                     22,892,787
                                                                     -----------
             Foreign Government Bonds & Notes (7.6%)
    473,000  Canada (Government of), 8.75%, due 12/01/05                 388,729
     22,000  Federal Republic of Germany, 5.125%, due 11/21/00            24,116
    301,000  Federal Republic of Germany, 5.625%, due 01/04/28           353,555
    831,000  French O.A.T., 5.25%, due 04/25/08                          967,213
  1,181,000  Kingdom of Denmark, 7%, due 12/15/04                        196,009
  1,100,000  Kingdom of Sweden, 5.5%, due 04/12/02                       139,038
    260,000  Netherlands Government, 7%, due 02/15/03                    312,660
    500,000  Ontario Province (Canada), 5.5%, due 10/01/08               479,375
    500,000  Province of Manitoba (Canada), 5.5%, due 10/01/08           481,250

                                                                            11

See accompanying notes to financial statements.

  TCW Galileo Core Fixed Income Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                                  Value
 ----------                                                             -----------

             Foreign Government Bonds & Notes (Continued)
 $  500,000  Province of Quebec (Canada), 7%, due 01/30/07              $   522,800
    183,000  Queensland Government Developmental Authority
              (Australia), 8%, due 05/14/03                                 132,703
    489,001  Republic of Italy, 6.25%, due 03/01/02                         563,308
    705,000  Treuhandanstalt (Germany), 6.625%, due 07/09/03                846,298
    425,000  United Kingdom Treasury Strip, 0%, due 06/07/04                535,529
                                                                        -----------
             Total Foreign Government Bonds & Notes
              (Cost: $6,294,137)                                          5,942,583
                                                                        -----------
             U.S. Government Agency Obligations (8.8%)
  2,350,000  Federal Home Loan Mortgage Corp., 5%, due 02/15/01           2,338,343
  2,050,000  Federal National Mortgage Association, 5.25%, due 01/15/03   2,029,089
  1,525,000  Federal National Mortgage Association, 5.86%, due 08/20/03   1,521,355
    555,000  Federal National Mortgage Association, 6.3%, due 09/25/02      558,302
    400,000  Federal National Mortgage Association, 6.4%, due 10/24/02      403,056
                                                                        -----------
             Total U.S. Government Agency Obligations
              (Cost: $6,894,042)                                          6,850,145
                                                                        -----------
             U.S. Treasury Bonds (9.7%)
    780,000  United States Treasury Bonds, 6.125%, due 11/15/27             806,863
  1,600,000  United States Treasury Bonds, 7.5%, due 11/15/16             1,874,351
  1,520,000  United States Treasury Bonds, 7.5%, due 11/15/24             1,832,953
  1,440,000  United States Treasury Bonds, 8.5%, due 02/15/20             1,877,730
    800,000  United States Treasury Bonds, 12%, due 08/15/13              1,161,808
                                                                        -----------
             Total U.S. Treasury Bonds (Cost: $7,955,005)                 7,553,705
                                                                        -----------
             U.S. Treasury Notes (4.3%)
    934,416  United States Treasury Inflation Index Notes,
              3.504%, due 01/15/07                                          900,534
  1,350,000  United States Treasury Notes, 5.375%, due 07/31/00           1,355,792
  1,100,000  United States Treasury Notes, 6.25%, due 06/30/02            1,132,758
                                                                        -----------
             Total U.S. Treasury Notes (Cost: $3,411,967)                 3,389,084
                                                                        -----------
             Total Fixed Income Securities (Cost: $74,481,714)
              (94.5%)                                                    73,849,015
                                                                        -----------
             Short-term Investment (Cost: $2,129,500) (2.7%)
             ----------------------------------------------
  2,129,500  BankBoston Corp., 5.068%, due 10/29/99                       2,129,500**
                                                                        -----------
             Total Investments (Cost: $76,611,214) (97.2%)               75,978,515
             Excess of Other Assets Over Liabilities (2.8%)               2,178,911
                                                                        -----------
             Net Assets (100.0%)                                        $78,157,426
                                                                        ===========

Notes to the Schedule of Investments:
 * Restricted Security (Note 8).
** Represents investments of security lending collateral (Note 2).
12

See accompanying notes to financial statements.

  TCW Galileo High Yield Bond Fund
--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                               April 30, 1999

 Principal
   Amount     Corporate Bonds                                           Value
 ----------  -----------------                                       ------------

             Advertising (1.0% of Net Assets)
 $1,245,000  Adams Outdoor Advertising, L.P., 10.75%, due 03/15/06  $  1,360,163
    710,000  Outdoor Systems, Inc., 9.375%, due 10/15/06                 772,125
                                                                    ------------
             Total Advertising                                         2,132,288
                                                                    ------------
             Aerospace/Defense (0.4%)
    600,000  BE Aerospace, Inc., 8%, due 03/01/08                        600,000
    295,000  BE Aerospace, Inc., (144A), 9.5%, due 11/01/08              313,438*
                                                                    ------------
             Total Aerospace/Defense                                     913,438
                                                                    ------------
             Automotive (2.3%)
    825,000  American Axle & Manufacturing, Inc.,
              (144A), 9.75%, due 03/01/09                                855,938*
    970,000  Hayes Lemmerz International, Inc.,
              9.125%, due 07/15/07                                     1,018,500
  2,050,000  Hayes Lemmerz International, Inc., (144A),
              8.25%, due 12/15/08                                      2,070,499*
    745,000  Navistar International Corp., 8%, due 02/01/08              769,213
                                                                    ------------
             Total Automotive                                          4,714,150
                                                                    ------------
             Banking & Financial Services (2.5%)
  2,800,000  AmeriCredit Corp., 9.875%, due 04/15/06                   2,841,999
    165,000  Chevy Chase Savings Bank, 9.25%, due 12/01/05               165,825
    755,000  Chevy Chase Savings Bank, 9.25%, due 12/01/08               756,888
  1,575,000  GS Escrow Corp., (144A), 7.125%, due 08/01/05             1,567,409*
                                                                    ------------
             Total Banking & Financal Services                         5,332,121
                                                                    ------------
             Building Materials (0.1%)
     85,000  Building Materials Corp., (144A), 8.625%, due 12/15/06       86,275*
                                                                    ------------
             Chemicals (3.5%)
  1,705,000  Borden Chemicals & Plastics, L.P., 9.5%, due 05/01/05     1,713,525
  1,275,000  General Chemical Industrial Products,
              10.625%, due 05/01/09                                    1,303,688
     75,000  GEO Specialty Chemicals, Inc., (144A),
              10.125%, due 08/01/08                                       75,563*
    915,000  Huntsman Corp., (144A), 9.5%, due 07/01/07                  896,700*
    875,000  ISP Holdings, Inc., 9%, due 10/15/03                        901,250
  1,205,000  Scotts Co., (144A), 8.625%, due 01/15/09                  1,248,681*
  1,215,000  Texas Petrochemicals Corp., 11.125%, due 07/01/06         1,057,050
                                                                    ------------
             Total Chemicals                                           7,196,457
                                                                    ------------

                                                                            13

See accompanying notes to financial statements.

  TCW Galileo High Yield Bond Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                                   Value
 ----------                                                              ------------

             Commercial Services (4.7%)
 $   85,000  Anthony Crane Rentals, L.P., 10.375%, due 08/01/08          $     86,700
  1,455,000  Coinmach Corp., 11.75%, due 11/15/05                           1,607,775
    600,000  Iron Mountain, Inc., 8.25%, due 07/01/11                         601,500
    390,000  Iron Mountain, Inc., 8.75%, due 09/30/09                         399,750
  1,205,000  Iron Mountain, Inc., 10.125%, due 10/01/06                     1,308,931
    165,000  Pierce Leahy, 8.125%, due 05/15/08                               162,525
  1,365,000  Protection One Alarm Monitoring, Inc., 7.375%, due 08/15/08    1,358,434
  1,315,000  Rental Service Corp., 9%, due 05/15/08                         1,324,863
  2,000,000  UIH Australia/Pacific, Inc., 0%, due 05/15/06                  1,440,000
  1,365,000  Williams Scotsman, Inc., 9.875%, due 06/01/07                  1,416,188
                                                                         ------------
             Total Commercial Services                                      9,706,666
                                                                         ------------
             Computer Services (0.3%)
    730,000  infoUSA, Inc., 9.5%, due 06/15/08                                697,150
                                                                         ------------
             Conglomerates (0.4%)
  1,245,000  Jordan Industries, Inc., 0%, due 04/01/09                        796,800
                                                                         ------------
             Construction (2.3%)
  1,785,000  Atrium Companies, Inc., 10.5%, due 11/15/06                    1,909,950
    915,000  D.R. Horton, Inc., 8%, due 02/01/09                              905,850
    650,000  Hovnanian Enterprises, Inc., 9.125%, due 05/01/09                650,000
  1,000,000  NCI Building Systems, Inc., (144A), 9.25%, due 05/01/09        1,010,000*
    310,000  Standard Pacific Corp., 8%, due 02/15/08                         302,250
                                                                         ------------
             Total Construction                                             4,778,050
                                                                         ------------
             Containers & Packaging (8.2%)
    800,000  Anchor Glass Container Corp., 9.875%, due 03/15/08               744,000
  1,245,000  Ball Corp., 7.75%, due 08/01/06                                1,288,575
    455,000  Ball Corp., 8.25%, due 08/01/08                                  470,925
    455,000  BWAY Corp., 10.25%, due 04/15/07                                 486,850
    855,000  Consumers International, Inc., 10.25%, due 04/01/05              897,750
    665,000  Consumers Packaging, Inc., (144A), 9.75%, due 02/01/07           681,625*
    555,000  Huntsman Packaging Corp., 9.125%, due 10/01/07                   560,550
    165,000  Owens-Illinois, Inc., 7.15%, due 05/15/05                        162,571
    535,000  Owens-Illinois, Inc., 7.85%, due 05/15/04                        547,321
  1,075,000  Owens-Illinois, Inc., 8.1%, due 05/15/07                       1,104,434
  1,115,000  Packaged Ice, Inc., 9.75%, due 02/01/05                        1,131,725
  1,725,000  Packaging Corp. of America (144A), 9.625%, due 04/01/09        1,794,000*
    825,000  Plastic Containers, Inc., 10%, due 12/15/06                      886,875
  2,730,000  Riverwood International Corp., 10.625%, due 08/01/07           2,852,849
  1,245,000  Stone Container Corp., 12.75%, due 04/01/02                    1,251,225
  1,520,000  Sweetheart Cup, Inc., 9.625%, due 09/01/00                     1,474,400
    600,000  U.S. Can Corp., Series B, 10.125%, due 10/15/06                  639,000
                                                                         ------------
             Total Containers & Packaging                                  16,974,675
                                                                         ------------

14

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                             Value
 ----------                                                        ------------

             Cosmetics & Household Products (0.5%)
 $1,000,000  Chattem, Inc., 8.875%, due 04/01/08                   $  1,012,500
                                                                   ------------
             Electronics (4.2%)
  2,905,000  Ametek, Inc., 7.2%, due 07/15/08                         2,788,799
  2,135,000  Communications & Power Industries, Inc.,
              12%, due 08/01/05                                       2,263,099
  1,035,000  International Wire Group, Inc., 11.75%, due 06/01/05     1,094,513
    865,000  International Wire Group, Inc., 11.75%, due 06/01/05       914,738
  1,215,000  Viasystems, Inc., 9.75%, due 06/01/07                    1,129,950
    480,000  Wavetek Corp., 10.125%, due 06/15/07                       441,600
                                                                   ------------
             Total Electronics                                        8,632,699
                                                                   ------------
             Energy & Oil Services (3.7%)
  1,985,000  Forest Oil Corp., 10.5%, due 01/15/06                    2,059,438
  1,500,000  Grey Wolf, Inc., 8.875%, due 07/01/07                    1,275,000
     85,000  Gulf Canada Resources, Ltd., 9.25%, due 01/15/04            86,357
    625,000  Gulf Canada Resources, Ltd., 9.625%, due 07/01/05          643,956
  1,190,000  Magnum Hunter Resources, Inc., 10%, due 06/01/07         1,082,900
  1,260,000  P&L Coal Holdings Corp., 8.875%, due 05/15/08            1,310,400
  1,225,000  R&B Falcon Corp., 9.5%, due 12/15/08                     1,151,500
                                                                   ------------
             Total Energy & Oil Services                              7,609,551
                                                                   ------------
             Entertainment & Leisure (8.4%)
    495,000  Boyd Gaming Corp., 9.25%, due 10/01/03                     519,750
  1,435,000  Cinemark USA, Inc., 9.625%, due 08/01/08                 1,492,400
  2,800,000  Florida Panthers Holdings, Inc., 9.875%, due 04/15/09    2,810,499
  2,155,000  Harrahs Operating Company, Inc., 7.875%, due 12/15/05    2,176,549
  1,165,000  Hollywood Park, Inc., (144A), 9.25%, due 02/15/07        1,195,581*
  1,245,000  Marvel Enterprises, Inc., (144A), 12%, due 06/15/09      1,282,350*
    770,000  Mohegan Tribal Gaming Authority, (144A),
              8.75%, due 01/01/09                                       793,100*
    350,000  Park Place Entertainment Corp., (144A),
              7.875%, due 12/15/05                                      343,000*
    825,000  Regal Cinemas, Inc., 8.875%, due 12/15/10                  798,188
  1,905,000  Regal Cinemas, Inc., 9.5%, due 06/01/08                  1,895,475
    400,000  SFX Entertainment, Inc., 9.125%, due 02/01/08              413,000
  1,495,000  SFX Entertainment, Inc., (144A), 9.125%, due 12/01/08    1,539,850*
    270,000  Station Casinos, Inc., 10.125%, due 03/15/06               288,900
  1,655,000  Station Casinos, Inc., (144A), 9.75%, due 04/15/07       1,754,300*
                                                                   ------------
             Total Entertainment & Leisure                           17,302,942
                                                                   ------------

                                                                            15

See accompanying notes to financial statements.

  TCW Galileo High Yield Bond Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                                     Value
 ----------                                                                ------------

             Foods, Hotels & Restaurants (5.5%)
 $  620,000  Cott Corp., 9.375%, due 07/01/05                              $    613,800
  2,000,000  Di Giorgio Corp., 10%, due 06/15/07                              1,980,000
    560,000  Foodmaker, Inc. Series 1993A, 9.75%, due 11/01/03                  576,800
  1,655,000  HMH Properties, Inc., 7.875%, due 08/01/08                       1,605,350
  1,840,000  International Home Foods, Inc., 10.375%, due 11/01/06            2,001,000
  1,285,000  ITT Corp., 7.375%, due 11/15/15                                  1,169,157
    400,000  ITT Corp. (New), 6.25%, due 11/15/00                               395,324
  1,350,000  La Quinta Inns, Inc., 7.11%, due 10/17/01                        1,256,202
    351,000  Mrs. Fields Original Cookies, Inc., (144A),
              10.125%, due 12/01/04                                             331,695*
  1,315,000  New World Pasta Co., (144A), 9.25%, due 02/15/09                 1,334,725*
                                                                           ------------
             Total Foods, Hotels & Restaurants                               11,264,053
                                                                           ------------
             Health Care (2.6%)
    640,000  Dade International, Inc., 11.125%, due 05/01/06                    707,200
  1,145,000  Insight Health Services Corp., 9.625%, due 06/15/08              1,173,625
    900,000  Magellan Health Services, Inc., 9%, due 02/15/08                   760,500
    890,000  Prime Medical Services, Inc., 8.75%, due 04/01/08                  881,100
    400,000  Tenet Healthcare Corp., (144A), 8.125%, due 12/01/08               396,000*
  1,430,000  Tenet Healthcare Corp., 8.625%, due 01/15/07                     1,444,300
                                                                           ------------
             Total Health Care                                                5,362,725
                                                                           ------------
             Household Products (0.2%)
    383,000  Boyds Collection Ltd., (144A), 9%, due 05/15/08                    405,980*
                                                                           ------------
             Insurance (0.2%)
    400,000  United Industries Corp., (144A), 9.875%, due 04/01/09              418,000*
                                                                           ------------
             Machinery (0.6%)
    355,000  AGCO Corp., 8.5%, due 03/15/06                                     337,250
    270,000  Federal Mogul Corp., 7.875%, due 07/01/10                          268,564
    620,000  Insilco Corp., (144A), 12%, due 08/15/07                           620,000*
                                                                           ------------
             Total Machinery                                                  1,225,814
                                                                           ------------
             Media -- Broadcasting & Publishing (13.1%)
    475,000  Adelphia Communications Corp., 8.375%, due 02/01/08                486,875
    665,000  Adelphia Communications Corp., 9.25%, due 10/01/02                 693,263
    825,000  Adelphia Communications Corp., (144A), 8.375%, due 02/01/08        845,625*
  1,200,000  American Media Operations, Inc., (144A), 10.25%, due 05/01/09    1,210,500*
  1,535,000  American Media Operations, Inc., 11.625%, due 11/15/04           1,657,800
    295,000  Century Communications Corp., 9.5%, due 03/01/05                   315,650
  1,245,000  Chancellor Media Corp., (144A), 8%, due 11/01/08                 1,285,463*
  1,285,000  Chancellor Media Corp., 8.75%, due 06/15/07                      1,323,550
    585,000  Chancellor Media Corp., (144A), 9%, due 10/01/08                   627,413*
  1,505,000  Chancellor Media Corp., 9.375%, due 10/01/04                     1,557,675

16

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                                       Value
 ----------                                                                  ------------

             Media -- Broadcasting & Publishing (Continued)
 $1,700,000  Charter Communications Holdings, LLC, (144A),
              0%, due 04/01/11                                               $  1,124,125*
  1,205,000  Classic Cable, Inc., (144A), 9.875%, due 08/01/08                  1,292,363*
    585,000  CSC Holdings, Inc., 7.625%, due 07/15/18                             585,614
    270,000  CSC Holdings, Inc., 8.125%, due 08/15/09                             292,275
    500,000  CSC Holdings, Inc., 9.875%, due 05/15/06                             546,250
  1,980,000  EchoStar DBS Corp., (144A), 9.375%, due 02/01/09                   2,069,100*
    850,000  Emmis Communications Corp., (144A), 8.125%, due 03/15/09             850,000*
    350,000  Garden State Newspapers, Inc., (144A), 8.625%, due 07/01/11          355,250*
    625,000  Garden State Newspapers, Inc., 8.75%, due 10/01/09                   632,813
     60,000  Hollinger International Publishing, Inc., 8.625%, due 03/15/05        62,700
    640,000  Jones Intercable, Inc., 8.875%, due 04/01/07                         697,600
    950,000  K-III Communications Corp., 8.5%, due 02/01/06                       976,125
    295,000  Primedia, Inc., 7.625%, due 04/01/08                                 296,475
    495,000  Rogers Cablesystems, Ltd., 10%, due 03/15/05                         559,350
    625,000  Rogers Communications, Inc., 8.875%, due 07/15/07                    650,000
  2,550,000  STC Broadcasting, Inc., 11%, due 03/15/07                          2,709,374
  2,550,000  TV Guide, Inc., (144A), 8.125%, due 03/01/09                       2,600,999*
    680,000  Von Hoffmann Press, Inc., (144A), 10.875%, due 05/15/07              700,400*
                                                                             ------------
             Total Media -- Broadcasting & Publishing                          27,004,627
                                                                             ------------
             Metals (4.0%)
  1,100,000  AK Steel Corp., (144A), 7.875%, due 02/15/09                       1,104,125*
    250,000  California Steel Industries, (144A), 8.5%, due 04/01/09              255,000*
    955,000  Golden Northwest Aluminum, Inc., (144A), 12%, due 12/15/06           983,650*
  1,930,000  Kaiser Aluminum & Chemicals Corp., 10.875%, due 10/15/06           2,007,200
  1,245,000  Mark IV Industries, Inc., 7.75%, due 04/01/06                      1,225,329
    125,000  Neenah Corp., 11.125%, due 05/01/07                                  126,250
    825,000  Neenah Corp., (144A), 11.125%, due 05/01/07                          833,250*
    890,000  Wheeling Pittsburgh Corp., 9.25%, due 11/15/07                       890,000
    845,000  Wyman Gordon Co., 8%, due 12/15/07                                   845,000
                                                                             ------------
             Total Metals                                                       8,269,804
                                                                             ------------
             Miscellaneous (0.4%)
    205,000  Polymer Group, Inc., 8.75%, due 03/01/08                             208,588
    650,000  Simmons Co., (144A), 10.25%, due 03/15/09                            679,250*
                                                                             ------------
             Total Miscellaneous                                                  887,838
                                                                             ------------
             Paper & Forest Products (1.2%)
    705,000  Buckeye Technologies, Inc., 8%, due 10/15/10                         710,288
    745,000  Paperboard Industries International, Inc., 8.375%, due 09/15/07      737,550
    875,000  Specialty Paperboard, Inc., 9.375%, due 10/15/06                     892,500
    200,000  Tembec Industries, Inc., 8.625%, due 06/30/09                        207,250
                                                                             ------------
             Total Paper & Forest Products                                      2,547,588
                                                                             ------------

                                                                            17

See accompanying notes to financial statements.

  TCW Galileo High Yield Bond Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                                      Value
 ----------                                                                 ------------

             Pharmaceuticals (0.6%)
 $1,165,000  King Pharmaceuticals, Inc., (144A), 10.75%, due 02/15/09       $  1,223,250*
                                                                            ------------
             Pollution Control (1.0%)
    310,000  Allied Waste North America, Inc., 7.625%, due 01/01/06              305,350
  1,050,000  Allied Waste North America, Inc., 7.875%, due 01/01/09            1,036,875
    415,000  Envirosource, Inc., 9.75%, due 06/15/03                             249,000
  1,050,000  Mid-American Waste System, Inc., 12.25%, due 02/15/03               210,000***
    245,000  Safety-Kleen Services, Inc., 9.25%, due 06/01/08                    259,700
                                                                            ------------
             Total Pollution Control                                           2,060,925
                                                                            ------------
             Real Estate (0.6%)
  1,245,000  Forest City Enterprises, Inc., 8.5%, due 03/15/08                 1,263,675
                                                                            ------------
             Retail (4.0%)
  1,093,000  Guitar Center Management, Inc., 11%, due 07/01/06                 1,158,580
  1,520,000  Home Interiors & Gifts, Inc., 10.125%, due 06/01/08               1,539,000
  1,000,000  J. Crew Operating Corp., 10.375%, due 10/15/07                      965,000
  1,720,000  Michaels Stores, Inc., 10.875%, due 06/15/06                      1,844,700
  1,140,000  Panolam Industries International, Inc., (144A),
              11.5%, due 02/15/09                                              1,191,300*
    415,000  Specialty Retailers, Inc., 8.5%, due 07/15/05                       315,400
  1,220,000  Zale Corp., 8.5%, due 10/01/07                                    1,250,500
                                                                            ------------
             Total Retail                                                      8,264,480
                                                                            ------------
             Telecommunications (12.7%)
    590,000  Bresnan Communications Group, (144A), 8%, due 02/01/09              606,225*
    665,000  Bresnan Communications Group, (144A), 9.25%, due 02/01/09           457,188*
  1,075,000  Caprock Communications Corp., 12%, due 07/15/08                   1,136,813
  1,100,000  Classic Communications, Inc., (144A), 0%, due 08/01/09              836,000*
    625,000  GST Telecommunications, Inc., (144A), 0%, due 05/01/08              390,625*
  1,365,000  Intermedia Communications, Inc., 8.5%, due 01/15/08               1,358,175
    245,000  Intermedia Communications, Inc., 8.875%, due 11/01/07               247,450
  2,485,000  Intermedia Communications, Inc., (144A), 9.5%, due 03/01/09       2,584,399*
  1,495,000  Jordan Telecommunications Products, Inc., 0%, due 08/01/07        1,248,325
  1,310,000  Jordan Telecommunications Products, Inc., 9.875%, due 08/01/07    1,323,100
  2,985,000  Level 3 Communications, Inc., 9.125%, due 05/01/08                3,044,699
  1,385,000  Mastec, Inc., 7.75%, due 02/01/08                                 1,371,150
  1,775,000  Mcleod USA, Inc., (144A), 8.125%, due 02/15/09                    1,761,688*
    140,000  MetroNet Communications Corp., 12%, due 08/15/07                    168,000
    990,000  Outdoor Communications, Inc., 9.25%, due 08/15/07                 1,051,875
  1,500,000  Paging Network, Inc., 10.125%, due 08/01/07                       1,215,000
  1,270,000  RCN Corp., 0%, due 10/15/07                                         885,825
    415,000  RCN Corp., 10%, due 10/15/07                                        430,563
  1,875,000  Rhythms NetConnections, Inc., 12.75%, due 04/15/09                1,865,625
    165,000  Rogers Cantel, Inc., 9.375%, due 06/01/08                           181,913

18

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                                   Value
 ----------                                                              ------------

             Telecommunications (Continued)
 $1,720,000  Verio, Inc., 10.375%, due 04/01/05                          $  1,836,100
  2,075,000  Verio, Inc., (144A), 11.25%, due 12/01/08                      2,329,187*
                                                                         ------------
             Total Telecommunications                                      26,329,925
                                                                         ------------
             Textiles, Clothing & Fabrics (0.7%)
    500,000  Westpoint Stevens, Inc., 7.875%, due 06/15/05                    512,500
    810,000  Westpoint Stevens, Inc., 7.875%, due 06/15/08                    830,250
                                                                         ------------
             Total Textiles, Clothing & Fabrics                             1,342,750
                                                                         ------------
             Transportation (1.5%)
    375,000  Atlas Air, Inc., 10.75%, due 08/01/05                            393,750
  1,035,000  Blue Bird Body Co., 10.75%, due 11/15/06                       1,102,275
    675,000  International Shipholding Corp., 9%, due 07/01/03                683,438
    995,000  Western Star Trucks Holdings, Ltd., 8.75%, due 05/01/07          995,000
                                                                         ------------
             Total Transportation                                           3,174,463
                                                                         ------------
             Utilities (5.5%)
    600,000  Calpine Corp., 7.75%, due 04/15/09                               601,500
    825,000  CMS Energy Corp., 7.5%, due 01/15/09                             824,018
  1,115,000  CMS Energy Corp., 7.625%, due 11/15/04                         1,136,163
     85,000  CMS Energy Corp., 8.125%, due 05/15/02                            87,402
  1,745,000  NEXTLINK Communications, Inc., 9.625%, due 10/01/07            1,758,088
  2,405,000  NEXTLINK Communications, Inc., (144A), 10.75%, due 11/15/08    2,567,337*
    600,000  Niagara Mohawk Power Corp., 0%, due 07/01/10                     460,254
    535,000  Niagara Mohawk Power Corp., 7.625%, due 10/01/05                 551,542
    825,000  Niagara Mohawk Power Corp., 7.75%, due 10/01/08                  874,871
  2,030,834  Panda Funding Corp., 11.625%, due 08/20/12                     2,071,450
    745,000  SBA Communications Corp., 0%, due 03/01/08                       484,250
                                                                         ------------
             Total Utilities                                               11,416,875
                                                                         ------------
             Total Corporate Bonds (Cost: $198,114,394) (96.9%)           200,348,534
                                                                         ------------

                                                                            19

See accompanying notes to financial statements.

  TCW Galileo High Yield Bond Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Number of
  Shares,
 Rights or
  Warrants   Equity Securities                                            Value
 ----------  -----------------                                         ------------

      6,969  Fitzgerald Gaming Corp., Common Stock                     $          7***

      1,250  Forman Petroleum Corp., Warrants expire 06/01/04                     1***

      2,920  Terex Corp., Stock Appreciation Rights, expire 05/15/2002       40,880***
                                                                       ------------

             Total Equity Securities (Cost: $202) (0.1%)                     40,888
                                                                       ------------

 Principal
   Amount    Short-term Investments
 ----------  ----------------------

 $1,273,449  Merrimac Cash Fund -- Premium Class                          1,273,449**

    467,301  BankBoston Corp., 5.068%, due 10/29/99                         467,301**
                                                                       ------------

             Total Short-term Investments (Cost: $1,740,750) (0.8%)       1,740,750
                                                                       ------------

             Total Investments (Cost: $199,855,346) (97.8%)             202,130,172
             Excess of Other Assets Over Liabilities (2.2%)               4,525,560
                                                                       ------------

             Net Assets (100.0%)                                       $206,655,732
                                                                       ============

Notes to the Schedule of Investments:
 * Restricted Security (Note 8).
** Represents investments of security lending collateral (Note 2). *** Non-income producing.
20

See accompanying notes to financial statements.

  TCW Galileo Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                               April 30, 1999

 Principal
   Amount    Fixed Income Securities                                   Value
 ---------   -----------------------                                 ----------
             Collaterized Mortgage Obligations (42.9% of Net Assets)
 $1,675,317  Collateral Mortgage Obligation Trust 64,
              9%, due 11/20/20                                       $1,723,432
  1,500,000  Federal Home Loan Mortgage Corp. (2057-HJ),
              7%, due 05/15/28                                          502,140
    414,796  Federal Home Loan Mortgage Corp. (1899-D),
              7.25%, due 09/15/23                                       417,550
  2,077,150  Federal Home Loan Mortgage Corp. (2021-AD),
              7.5%, due 08/15/24                                      2,079,098
  2,128,997  Federal Home Loan Mortgage Corp. (2032-AU),
              7.5%, due 02/15/27                                      2,183,552
  2,000,000  Federal National Mortgage Association (97-57-PC),
              6.5%, due 04/18/20                                      2,012,800
  2,000,000  Federal National Mortgage Association (G93-8-PH),
              6.85%, due 01/25/21                                     2,014,800
  1,622,925  Federal National Mortgage Association (97-55-T),
              7%, due 02/18/27                                        1,644,047
     44,973  Federal National Mortgage Association (91-130-SQ),
              71.1%, due 09/25/21                                        47,706
    616,153  General Electric Capital Mortgage Services, Inc.,
              (97-9-2A7), 7%, due 10/25/27                              615,472
    606,356  Greenwich Capital Acceptance Inc. (91-03),
              (Private Placement), 9.46%, due 03/01/21                  586,649*
     21,541  Guardian Savings and Loan Association (88-1-A),
              6.67%, due 07/25/18                                        18,310
    114,343  Guardian Savings and Loan Association (88-3-A),
              6.888%, due 10/25/18                                       97,192
    120,240  Guardian Savings and Loan Association (89-3-A),
              7.671%, due 05/25/19                                      102,204
    626,342  Guardian Savings and Loan Association Private Placement
              (89-4-A), 7.704%, due 07/25/19                            595,025
    722,089  Guardian Savings and Loan Association (89-5-A),
              7.756%, due 07/25/19                                      685,984
  2,000,000  Residential Funding Mortgage Securities I (97-S12-A10),
              6.7%, due 08/25/27                                      1,995,342
    206,173  Residential Funding Mortgage Securities I (89-4-B),
              6.854%, due 07/25/19                                      201,190
  1,832,125  Resolution Trust Corp. (92-M4-A3),
              7.25%, due 09/25/21                                     1,832,125
    132,581  Resolution Trust Corp. (91-6-02),
              30.15%, due 08/25/20                                       24,528
    282,689  Resolution Trust Corp. (91-6-D2),
              33.08%, due 09/25/28                                       52,297

                                                                            21

See accompanying notes to financial statements.

  TCW Galileo Mortgage-Backed Securities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                                   Value
 ----------                                                              -----------

             Collaterized Mortgage Obligations (Continued)
 $  271,565  Salomon Brothers Mortgage Securities VII (96-2-A1),
              7.5%, due 05/01/26                                         $   275,226
    737,312  Sears Mortgage Securities (88-A-A2),
              0.713%, due 05/25/18                                             7,521
                                                                         -----------
             Total Collaterized Mortgage Obligations (Cost: $20,626,059)  19,714,190
                                                                         -----------
             U.S. Government Agency Obligations (45.8%)
    278,605  Federal Home Loan Mortgage Corp., Pool #410013,
              6.991%, due 12/01/24                                           283,453
     88,995  Federal Home Loan Mortgage Corp., Pool #770584,
              7.125%, due 05/01/19                                            91,528
    288,810  Federal Home Loan Mortgage Corp., Pool #785630,
              7.376%, due 07/01/26                                           293,982
     10,544  Federal Home Loan Mortgage Corp., Pool #865006,
              8.201%, due 11/01/18                                            10,660
     84,004  Federal Home Loan Mortgage Corp., Pool #865275,
              8.249%, due 02/01/19                                            86,508
    136,016  Federal Home Loan Mortgage Corp., Pool #865270,
              8.34%, due 12/01/18                                            138,061
    101,400  Federal Home Loan Mortgage Corp., Pool #865006,
              8.564%, due 08/01/18                                           103,433
    655,161  Federal Home Loan Mortgage Corp., Pool #310005,
              8.664%, due 11/01/19                                           651,067
     39,189  Federal Home Loan Mortgage Corp., Pool #212346,
              9.5%, due 08/01/01                                              40,186
  1,798,001  Federal National Mortgage Association, Pool #303972,
              7%, due 07/01/03                                             1,821,039
    423,232  Federal National Mortgage Association, Pool #284916,
              7.291%, due 06/01/27                                           433,716
    553,742  Federal National Mortgage Association, Pool #313920,
              7.293%, due 11/01/27                                           567,935
    373,276  Federal National Mortgage Association, Pool #376663,
              7.295%, due 06/01/27                                           380,253
    374,754  Federal National Mortgage Association, Pool #303334,
              7.32%, due 04/01/25                                            386,139
    498,501  Federal National Mortgage Association, Pool #394996,
              7.408%, due 08/01/27                                           510,185
     75,830  Federal National Mortgage Association, Pool #392275,
              7.446%, due 06/01/27                                            77,393
    205,066  Federal National Mortgage Association, Pool #394575,
              7.528%, due 07/01/27                                           209,755
    254,449  Federal National Mortgage Association, Pool #393943,
              7.576%, due 07/01/27                                           259,629
  3,789,671  Federal National Mortgage Association, Pool #434001,
              7.583%, due 12/01/27                                         3,855,990

22

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                                    Value
 ----------                                                               -----------

             U.S. Government Agency Obligations (Continued)
 $  181,181  Federal National Mortgage Association, Pool #358869,
              7.588%, due 09/01/26                                        $   184,675
    262,516  Federal National Mortgage Association, Pool #397897,
              7.593%, due 08/01/27                                            269,711
     90,867  Federal National Mortgage Association, Pool #369080,
              7.6%, due 04/01/27                                               92,581
  1,716,804  Federal National Mortgage Association, Pool #392536,
              7.6%, due 08/01/27                                            1,749,234
    287,952  Federal National Mortgage Association, Pool #201909,
              7.748%, due 09/01/19                                            297,071
     31,617  Federal National Mortgage Association, Pool #96193,
              8.308%, due 09/01/18                                             32,361
    104,200  Federal National Mortgage Association, Pool #163492,
              8.5%, due 05/01/16                                              109,214
  4,657,209  Government National Mortgage Association, Pool #80185,
              5%, due 04/20/28                                              4,662,146
  3,415,418  Government National Mortgage Association, Pool #80186,
              5.5%, due 04/20/28                                            3,453,602
                                                                          -----------
             Total U.S. Government Agency Obligations (Cost: $21,008,657)  21,051,507
                                                                          -----------
             Total Fixed Income Securities (Cost: $41,634,716) (88.7%)     40,765,697
                                                                          -----------
             Short-term Investment (Cost: $4,922,392) (10.7%)
             ------------------------------------------------
  4,922,392  Repurchase Agreement, Goldman Sachs, dated 04/30/99,
              4.89%, due 05/03/99 (Collaterized by $5,184,000
              current face Federal National Mortgage Corp.,
              Pool #323541, 6%, due 02/01/29, valued at $5,054,400)         4,922,392
                                                                          -----------
             Total Investments (Cost: $46,557,108) (99.4%)                 45,688,089
             Excess of Other Assets Over Liabilities (0.6%)                   290,377
                                                                          -----------
             Net Assets (100.0%)                                          $45,978,466
                                                                          ===========

Notes to the Schedule of Investments:
* Restricted Security (Note 8).
                                                                            23

See accompanying notes to financial statements.

  TCW Galileo Total Return Mortgaged-Backed Securities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount    Fixed Income Securities                                   Value
 ----------  -----------------------                                 ----------
             Collaterized Mortgage Obligations (68.5% of Net Assets)
 $2,013,462  Bear Stearns Mortgage Securities, Inc. (97-2-A5),
              6.875%, due 01/28/24                                   $1,982,621
  2,000,000  CMC Securites Corp. III (94-A-A12),
              6.75%, due 02/25/24                                     2,015,020
  1,500,000  CMC Securites Corp. III (94-A-A22),
              7.721%, due 02/25/24                                    1,205,625
  4,710,119  Countrywide Funding Corp., (93-7-A5),
              7.0%, due 11/25/23                                      4,504,381
  2,000,000  Federal Home Loan Mortgage Corp. (2061-TA),
              5.25%, due 10/15/27                                     1,793,340
    974,907  Federal Home Loan Mortgage Corp. (1796-E),
              6.0%, due 09/15/08                                        966,839
  3,357,000  Federal Home Loan Mortgage Corp. (1629-PB),
              6.0%, due 05/15/23                                      3,047,518
  4,000,000  Federal Home Loan Mortgage Corp. (2121-C),
              6.0%, due 02/15/29                                      3,689,101
  1,782,000  Federal Home Loan Mortgage Corp. (1662-N),
              6.25%, due 01/15/09                                     1,717,741
  3,500,000  Federal Home Loan Mortgage Corp. (2020-D),
              6.25%, due 01/15/27                                     3,444,490
    794,376  Federal Home Loan Mortgage Corp. (1844-E),
              6.5%, due 10/15/13                                        783,152
    208,814  Federal Home Loan Mortgage Corp. (1541-J),
              6.5%, due 07/15/23                                        209,524
  1,385,226  Federal Home Loan Mortgage Corp. (1717-MA),
              6.5%, due 04/15/24                                      1,377,095
     48,237  Federal Home Loan Mortgage Corp. (1175-C),
              8.0%, due 01/15/21                                         48,342
  2,000,000  Federal Home Loan Mortgage Corp. (1620-SB),
              10.0%, due 11/15/23                                     1,896,420
  1,708,663  Federal Home Loan Mortgage Corp. (1422-SA),
              11.44%, due 11/15/07                                    1,729,184
  2,000,000  Federal National Mortgage Association (93-X-130A-NA),
              6.5%, due 05/25/23                                      1,981,220
    439,281  Federal National Mortgage Association (93-223-EA),
              6.5%, due 12/25/23                                        440,678
    386,223  Federal National Mortgage Association (93-2-B),
              7.2%, due 11/25/03                                        393,523
  1,000,000  Federal National Mortgage Association (92-215-PL),
              7.25%, due 11/25/21                                     1,021,260
  2,288,691  Federal National Mortgage Association (93-189-S),
              7.445%, due 10/25/23                                    2,048,653
  3,000,000  Federal National Mortgage Association (94-40-SA),
              7.678%, due 03/25/24                                    2,749,290

24

See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                                    Value
 ----------                                                               -----------

             Collaterized Mortgage Obligations (Continued)
 $2,533,014  Federal National Mortgage Association (G92-29-J),
              8.0%, due 07/25/22                                          $ 2,598,366
  1,000,000  Federal National Mortgage Association (93-202-SZ),
              10.0%, due 11/25/23                                             983,160
  3,434,600  First Union Residential Securities Trust (98-A-SA4),
              7.0%, due 04/25/25                                            3,427,982
  1,075,255  General Electric Capital Mortgage Services, Inc. (96-12-A2),
              7.25%, due 07/25/11                                           1,074,423
  3,352,511  General Electric Capital Mortgage Services, Inc. (97-5-A2),
              7.5%, due 06/25/27                                            3,372,110
  4,000,000  Government National Mortgage Association (97-2-E),
              7.5%, due 02/20/27                                            4,077,152
    922,893  Government National Mortgage Association (94-2-Z),
              7.991%, due 07/16/24                                            922,976
  2,961,401  Residential Accredit Loans, Inc. (97-QS-13-A7),
              7.25%, due 12/25/27                                           2,987,313
  2,300,000  Residential Asset Securitization Trust (98-A12-A16),
              6.75%, due 11/25/28                                           2,297,125
  2,891,277  Residential Funding Mortgage Securities I (95-S21-A6),
              7.5%, due 12/26/25                                            2,941,672
    474,574  Residential Funding Mortgage Securities I (95-S7-A9),
              8.0%, due 05/25/10                                               20,565
    181,043  Salomon Brothers Mortgage Securities VII (96-2-A1),
              7.5%, due 05/01/26                                              183,484
                                                                          -----------
             Total Collaterized Mortgage Obligations (Cost: $63,986,465)   63,931,345
                                                                          -----------
             U.S. Government Agency Obligations (26.1%)
        998  Federal Home Loan Mortgage Corp., Pool #250685,
              6.5%, due 10/01/99                                                  997
    385,070  Federal Home Loan Mortgage Corp., Pool #846317,
              7.319%, due 08/01/26                                            394,727
    993,362  Federal Home Loan Mortgage Corp., Pool #846510,
              7.41%, due 04/01/25                                           1,020,242
    480,707  Federal Home Loan Mortgage Corp., Pool #755183,
              7.939%, due 12/01/15                                            486,963
  1,162,401  Federal Housing Authority (#000-13002),
              7.125%, due 03/01/04                                          1,168,213
  2,826,239  Federal Housing Authority (#012-11216),
              7.185%, due 05/01/29                                          2,840,371
  1,329,375  Federal Housing Authority (#081-11017),
              7.75%, due 04/01/24                                           1,349,316
  1,867,528  Federal Housing Authority (#044-10592),
              7.875%, due 09/01/22                                          1,895,540
  2,540,512  Federal Housing Authority (#112-43055),
              9.25%, due 05/25/32                                           2,654,835

                                                                            25

See accompanying notes to the financial statements.

  TCW Galileo Total Return Mortgaged-Backed Securities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount                                                                    Value
 ----------                                                               -----------

             U.S. Government Agency Obligations (Continued)
 $  742,562  Federal National Mortgage Association, Pool #310001,
              6.0%, due 09/01/00                                          $   745,116
  4,726,579  Federal National Mortgage Association, Pool #413618,
              6.5%, due 03/01/18                                            4,729,510
  1,994,474  Federal National Mortgage Association (TBA),
              6.5%, due 03/01/19                                            2,003,979*
    183,524  Federal National Mortgage Association, Pool #137064,
              6.897%, due 03/01/19                                            184,986
    780,950  Federal National Mortgage Association, Pool #124410,
              7.25%, due 07/01/22                                             802,777
    381,196  Federal National Mortgage Association, Pool #348025,
              7.342%, due 06/01/26                                            390,448
      6,795  Federal National Mortgage Association, Pool #062420,
              7.5%, due 03/01/06                                                6,946
    618,231  Federal National Mortgage Association, Pool #303786,
              7.5%, due 02/01/11                                              638,323
     36,399  Federal National Mortgage Association, Pool #347216,
              7.579%, due 06/01/26                                             37,175
     11,302  Federal National Mortgage Association, Pool #029542,
              8.75%, due 07/01/09                                              11,965
  1,403,579  Government National Mortgage Association, Pool #365618,
              7.0%, due 10/15/33                                            1,417,615
  1,535,795  Government National Mortgage Association, Pool #351003,
              7.5%, due 07/15/28                                            1,575,142
      3,362  Government National Mortgage Association, Pool #176192,
              8.25%, due 12/15/01                                               3,454
     34,847  Government National Mortgage Association, Pool #3933,
              8.25%, due 07/15/04                                              36,094
      2,919  Government National Mortgage Association, Pool #217350,
              9.25%, due 08/15/00                                               2,960
                                                                          -----------
             Total U.S. Government Agency Obligations (Cost: $24,255,075)  24,397,694
                                                                          -----------
             U.S. Treasury Securities (0.4%)
    197,000  Certificates Accrual Treasury Strips, 0.0%, due 08/15/01         174,981
    177,000  Certificates Accrual Treasury Strips, 0.0%, due 05/15/06         120,316
    112,000  Certificates Accrual Treasury Strips, 0.0%, due 08/15/08          66,322
                                                                          -----------
             Total U.S. Treasury Securities (Cost: $339,079)                  361,619
                                                                          -----------
             Total Fixed Income Securities (Cost $88,580,619) (95.0%)      88,690,658
                                                                          -----------

26

See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Principal
   Amount    Short-term Investment (Cost: $3,436,636) (3.7%)         Value
 ----------  -----------------------------------------------      -----------

 $3,436,636  Repurchase Agreement, Goldman Sachs, dated 04/30/99,
              4.89%, due 05/03/99 (Collaterized by $3,528,000
              current face Federal National Mortgage Corp.,
              Pool #323541, due 05/01/14, valued at $3,528,000)   $ 3,436,636
                                                                  -----------
             Total Investments (Cost: $92,017,255) (98.7%)         92,127,294
             Excess of Other Assets Over Liabilities (1.3%)         1,223,492
                                                                  -----------
             Net Assets (100.0%)                                  $93,350,786
                                                                  ===========

Notes to the Schedule of Investments:
* Securities purchased on a forward commitment with an approximate principal amount. The actual principal amount will be determined upon settlement when the securities are delivered to the Fund.
                                                                            27

See accompanying notes to the financial statements.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Fixed Income
Statements of Assets and Liabilities (Unaudited)                  April 30, 1999

                                                                               TCW Galileo
                                                                   TCW Galileo Total Return
                         TCW Galileo TCW Galileo      TCW Galileo   Mortgage-   Mortgage-
                            Money    Core Fixed       High Yield     Backed       Backed
                           Market      Income            Bond      Securities   Securities
                            Fund        Fund             Fund         Fund         Fund
                         ----------- -----------      -----------  ----------- ------------
                                         Dollar Amounts in Thousands
                                          (Except per Share Amounts)
ASSETS
 Investments, at
  Value (/1/)            $   208,162  $  75,979       $  202,130    $  45,688   $  92,127
 Cash                             73      2,618            5,830           --           3
 Foreign Currency, at
  Value (/2/)                     --      1,110               --           --          --
 Receivables for
  Securities Sold                 --        227            3,416          190         653
 Receivables for Fund
  Shares Sold                     62         --               59           --          --
 Interest Receivable           1,096      1,096            4,676          267         732
                         -----------  ---------       ----------    ---------   ---------
  Total Assets               209,393     81,030          216,111       46,145      93,515
                         -----------  ---------       ----------    ---------   ---------
LIABILITIES
 Distributions Payable           238        110              222           78          48
 Payables for Securities
  Purchased                                 526            7,283           --          --
 Payables for Fund
  Shares Redeemed                 --          4                6           --           1
 Payables Upon Return of
  Securities Loaned
  (Note 2)                        --      2,130            1,741           --          --
 Management Fees                  41         26              125           19          39
 Other Accrued Expenses          719         77               78           70          76
                         -----------  ---------       ----------    ---------   ---------
  Total Liabilities              998      2,873            9,455          167         164
                         -----------  ---------       ----------    ---------   ---------
NET ASSETS               $   208,395  $  78,157       $  206,656    $  45,978   $  93,351
                         ===========  =========       ==========    =========   =========
NET ASSETS CONSIST OF:
 Paid-in Capital         $   208,395  $  80,372       $  211,140    $  52,194   $  94,243
 Undistributed Net
  Realized Gain (Loss)
  on Investments                  --     (2,264)          (6,786)      (5,665)        689
 Unrealized Appreciation
  (Depreciation) on
  Investments                     --       (622)           2,275         (869)        110
 Undistributed
  (Distributions in
  excess of) Net
  Investment Income               --        671               27          318      (1,691)
                         -----------  ---------       ----------    ---------   ---------
NET ASSETS               $   208,395  $  78,157       $  206,656    $  45,978   $  93,351
                         ===========  =========       ==========    =========   =========
NET ASSETS ATTRIBUTABLE
 TO:
 Institutional Class
  Shares                 $   208,395  $  78,157       $  206,556    $  45,978   $  93,351
                         ===========  =========       ==========    =========   =========
 Advisory Class Shares   $        --  $      -- (/3/) $      100    $      --   $      -- (/3/)
                         ===========  =========       ==========    =========   =========
CAPITAL SHARES
 OUTSTANDING:
 Institutional Class     208,395,478  8,003,438       21,693,156    4,777,625   9,926,514
                         ===========  =========       ==========    =========   =========
 Advisory Class                   --          1           10,479           --           1
                         ===========  =========       ==========    =========   =========
NET ASSET VALUE PER
 SHARE:
 Institutional Class     $      1.00  $    9.77       $     9.52    $    9.62   $    9.40
                         ===========  =========       ==========    =========   =========
 Advisory Class          $        --  $    9.84       $     9.58    $      --   $    9.54
                         ===========  =========       ==========    =========   =========

(1) The identified cost for the TCW Galileo Money Market Fund, the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Gali-leo Mortgage-Backed Securities Fund and the TCW Galileo Total Return Mort-gage-Backed Securities Fund at April 30, 1999, was $208,162, $76,611, $199,855, $46,557 and $92,017, respectively.
(2) The identified cost for the TCW Galileo Core Fixed Income Fund at April 30, 1999 was $1,093.
(3) Amount is less than $1.
28

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations (Unaudited)             Six Months Ended April 30, 1999

                                                                       TCW
                                                           TCW       Galileo
                            TCW      TCW                 Galileo   Total Return
                          Galileo  Galileo      TCW     Mortgage-   Mortgage-
                           Money  Core Fixed  Galileo     Backed      Backed
                          Market    Income   High Yield Securities  Securities
                           Fund      Fund    Bond Fund     Fund        Fund
                          ------- ---------- ---------- ---------- ------------
                                       Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
 Interest (Note 2)        $5,477   $ 3,012    $ 9,828     $1,520     $ 3,519
                          ------   -------    -------     ------     -------
Expenses:
 Management Fees             268       176        818        109         240
 Accounting Service Fees      82        17         23         15          16
 Custodian Fees               26        16         13          9          12
 Transfer Agent Fees          18        20         21         18          19
 Audit and Tax Fees            8         8          8         11          12
 Directors' Fees and
  Expenses                     3         3          3          3           3
 Administration Fees          10         6         13          3           6
 Registration Fees             4         5         14         14          15
 Other                        12         9         42         12          16
                          ------   -------    -------     ------     -------
Total Expenses               431       260        955        194         339
Less Expenses Borne by
 Investment Adviser            8        --         --         --          --
                          ------   -------    -------     ------     -------
Net Expenses                 423       260        955        194         339
                          ------   -------    -------     ------     -------
Net Investment Income      5,054     2,752      8,873      1,326       3,180
                          ------   -------    -------     ------     -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND
 FOREIGN CURRENCY
Net Realized Gain (Loss)
 on:
 Investments                  --      (280)    (3,823)      (195)        610
 Foreign Currency                      (37)        --         --          --
Change in Unrealized
 Appreciation
 (Depreciation) on:
 Investments                  --    (1,930)    10,759        (46)     (2,482)
 Foreign Currency             --        10         --         --          --
                          ------   -------    -------     ------     -------
Net Realized and
 Unrealized Gain (Loss)
 on Investments and
 Foreign Currency             --    (2,237)     6,936       (241)     (1,872)
                          ------   -------    -------     ------     -------
INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS               $5,054   $   515    $15,809     $1,085     $ 1,308
                          ======   =======    =======     ======     =======

See accompanying notes to financial statements.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Fixed Income
Statements of Changes in Net Assets

                                      TCW Galileo       TCW Galileo Core Fixed
                                   Money Market Fund          Income Fund
                                ----------------------- -----------------------
                                Six Months              Six Months
                                   Ended                   Ended
                                 April 30,  Year Ended   April 30,  Year Ended
                                   1999     October 31,    1999     October 31,
                                (Unaudited)    1998     (Unaudited)    1998
                                ----------- ----------- ----------- -----------
                                          Dollar Amounts in Thousands
OPERATIONS

 Net Investment Income           $  5,054    $ 14,062    $  2,752    $  3,677

 Net Realized Gain (Loss) on
  Investments and Foreign
  Currency                             --          --        (317)      1,270

 Change in Unrealized
  Appreciation (Depreciation)
  on Investments and Foreign
  Currency                             --          --      (1,920)        853
                                 --------    --------    --------    --------

 Increase in Net Assets
  Resulting from Operations         5,054      14,062         515       5,800
                                 --------    --------    --------    --------

DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from Net
  Investment Income                (5,054)    (14,062)     (2,161)     (4,170)
                                 --------    --------    --------    --------
NET CAPITAL SHARE TRANSACTIONS
 (NOTE 7):

 Advisory Class                        --          --          --          --
                                 --------    --------    --------    --------
 Institutional Class              (34,056)     19,680     (83,193)    141,998


 Increase (Decrease) in Net
  Assets Resulting from Net
  Capital Share Transactions      (34,056)     19,680     (83,193)    141,998
                                 --------    --------    --------    --------

 Increase (Decrease) in Net
  Assets                          (34,056)     19,680     (84,839)    143,628

NET ASSETS

 Beginning of Period              242,451     222,771     162,996      19,368
                                 --------    --------    --------    --------

End of Period                   $208,395    $242,451    $ 78,157    $162,996
                                 ========    ========    ========    ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                  TCW Galileo             TCW Galileo
                                  High Yield            Mortgage-Backed
                                   Bond Fund            Securities Fund
                            ----------------------- -----------------------
                            Six Months              Six Months
                               Ended                   Ended
                             April 30,  Year Ended   April 30,  Year Ended
                               1999     October 31,    1999     October 31,
                            (Unaudited)    1998     (Unaudited)    1998
                            ----------- ----------- ----------- -----------
                                      Dollar Amounts in Thousands
OPERATIONS
 Net Investment Income       $  8,873    $ 18,130     $ 1,326    $  1,812
 Net Realized (Loss) on
  Investments                  (3,823)     (2,950)       (195)        (15)
 Change in Unrealized
  Appreciation
  (Depreciation) on
  Investments                  10,759     (13,024)        (46)        512
                             --------    --------     -------    --------
 Increase in Net Assets
  Resulting from Operations    15,809       2,156       1,085       2,309
                             --------    --------     -------    --------
DISTRIBUTIONS TO
 SHAREHOLDERS
 Distributions from Net
  Investment Income            (8,833)    (18,426)     (1,008)       (593)
 Distributions in Excess of
  Net Investment Income            --         (13)         --          --
 Distributions from Net
  Realized Gains                   --      (2,884)         --      (2,222)
                             --------    --------     -------    --------
 Total Distributions to
  Shareholders                 (8,833)    (21,323)     (1,008)     (2,815)
                             --------    --------     -------    --------
NET CAPITAL SHARE TRANSACTIONS
 (NOTE 7):
 Institutional Class           33,879     (23,892)      2,262     (11,162)
 Advisory Class                    99          --          --          --
                             --------    --------     -------    --------
 Increase (Decrease) in Net
  Assets Resulting from Net
  Capital Share
  Transactions                 33,978     (23,892)      2,262     (11,162)
                             --------    --------     -------    --------
 Increase (Decrease) in Net
  Assets                       40,954     (43,059)      2,339     (11,668)
NET ASSETS
 Beginning of Period          165,702     208,761      43,639      55,307
                             --------    --------     -------    --------
 End of Period               $206,656    $165,702     $45,978    $ 43,639
                             ========    ========     =======    ========

                                                                            31

See accompanying notes to financial statements.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Fixed Income
Statement of Changes in Net Assets

                                                 TCW Galileo Total Return
                                              Mortgage-Backed Securities Fund
                                             ---------------------------------
                                             Six Months Ended
                                              April 30, 1999     Year ended
                                               (Unaudited)    October 31, 1998
                                             ---------------- ----------------
                                                Dollar Amounts in Thousands
OPERATIONS

 Net Investment Income                           $  3,180         $  7,475

 Net Realized Gain on Investments                     610               41

 Change in Unrealized (Depreciation) on
  Investments                                      (2,482)            (551)
                                                 --------         --------

 Increase in Net Assets Resulting from
  Operations                                        1,308            6,965
                                                 --------         --------

DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from Net Investment Income          (3,093)          (7,762)

 Distributions in Excess of Net Investment
  Income                                           (1,691)             (87)

 Distributions from Net Realized Gains                 --             (435)
                                                 --------         --------

 Total Distributions to Shareholders               (4,784)          (8,284)
                                                 --------         --------

NET CAPITAL SHARE TRANSACTIONS (NOTE 7):

 Institutional Class                               (4,674)          21,378

 Advisory Class                                        --               --
                                                 --------         --------

 Increase (Decrease) in Net Assets Resulting
  from Net Capital Share Transactions              (4,674)          21,378
                                                 --------         --------

 Increase (Decrease) in Net Assets                 (8,150)          20,059

NET ASSETS

 Beginning of Period                              101,501           81,442
                                                 --------         --------

 End of Period                                   $ 93,351         $101,501
                                                 ========         ========

32

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)                         April 30, 1999

Note 1 -- Organization

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, that currently offers a selection of 20 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Funds Management, Inc. (the "Adviser") is the investment adviser to the Funds. For the period November 1, 1998 through February 28, 1999, TCW Funds Management, Inc. was also the administrator of the Funds day-to-day operations. As of March 1, 1999, Investors Bank & Trust Company became the administrator of the Funds. TCW Asia Limited and TCW London International, Limited are sub-advisers for the TCW Galileo Emerging Markets Equities Fund. TCW London International, Limited is also a sub-adviser to the TCW Galileo International Equities Fund, TCW Galileo European Equities Fund, and TCW Galileo Japanese Equities Fund. TCW Asia Limited is a sub-adviser to the TCW Galileo Asia Pacific Equities Fund. The advisers are registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives and policies. There is one diversified money market fund (the TCW Galileo Money Market Fund), four diversified fixed income funds (the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage-Backed Securities Fund and the TCW Galileo Total Return Mortgage-Backed Securities Fund (formerly TCW Galileo Long Term Mortgage-Backed Securities Fund), one non-diversified fixed income fund (the TCW Galileo Emerging Markets Income Fund), a convertible securities fund (the TCW Galileo Convertible Securities Fund), and thirteen non-diversified equity funds (the TCW Galileo Select Equities Fund (formerly TCW Galileo Core Equities
Fund), the TCW Galileo Earnings Momentum Fund, the TCW Galileo Aggressive Growth Equities Fund (formerly TCW Galileo Mid-Cap Growth Fund), the TCW Galileo Small Cap Growth Fund, the TCW Galileo Large Cap Growth Fund, the
TCW Galileo Large Cap Value Fund, the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo Latin America Equities Fund, the TCW Galileo International Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo Japanese Equities Fund and the TCW Galileo Value Opportunities Fund) currently offered by the Company.

The primary investment objective of each Fund follows: (1) the TCW Galileo Money Market Fund seeks current income, preservation of capital and liquidity by investing in short-term money market securities; (2) the TCW Galileo Core Fixed Income Fund seeks capital appreciation and income through investment principally in Core fixed income securities emphasizing high quality and liquid investments; (3) the TCW Galileo High Yield Bond Fund seeks high current income through investment principally in high yield fixed income securities; (4) the TCW Galileo Mortgage-Backed Securities Fund seeks income by investing primarily in short-term mortgage backed securities; (5) the TCW Galileo Total Return Mortgage-Backed Securities Fund seeks income by investing primarily in long-term mortgage backed securities; (6) the TCW Galileo Convertible Securities Fund seeks high total return from current income and capital appreciation through investment principally in convertible securities; (7) the TCW Galileo Select Equities Fund emphasizes capital appreciation and preservation with focus on long-term results; (8) the TCW Galileo Earnings Momentum Fund seeks capital appreciation through investment primarily in publicly traded equity securities of companies experiencing or expected to experience accelerating earnings growth; (9) the TCW Galileo Aggressive Growth Equities Fund seeks long-term capital appreciation, primarily by investing in publicly traded equity securities of medium capitalization companies; (10) the TCW Galileo Small Cap Growth Fund seeks
                                                                            33

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Fixed Income
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999

long-term capital appreciation, primarily by investing in publicly traded equity securities of smaller capitalization companies; (11) the TCW Galileo Asia Pacific Equities Fund seeks long-term capital appreciation, primarily by investing in equity securities of companies in the Asia Pacific region; (12) the TCW Galileo Emerging Markets Equities Fund seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world; (13) the TCW Galileo Latin America Equities Fund seeks long-term capital appreciation, primarily by investing in Latin American equity securities; (14) the TCW Galileo International Equities Fund seeks long-term capital appreciation by investing in a mix of underlying TCW Galileo Funds; (15) the TCW Galileo European Equities Fund seeks long-term capital appreciation by investing primarily in the securities of issuers located in Europe; (16) the TCW Galileo Japanese Equities Fund seeks long-term capital appreciation by investing primarily in Japanese equity securities; (17) the TCW Galileo Value Opportunities Fund seeks capital appreciation by investing at least 65% of its total assets, under normal circumstances, in publicly traded equity securities issued by small and medium companies with market capitalization at the time of purchase between $500 million and $2.5 billion;
(18) the TCW Galileo Emerging Markets Income Fund seeks high total return from capital appreciation and current income by investing at least 65% of its total assets in debt securities issued or guaranteed by companies, financial institutions, and government entities in emerging market countries; (19) the TCW Galileo Large Cap Growth Fund seeks long-term appreciation by investing primarily in publicly traded equity securities of large capitalization U.S. companies with above average earnings prospects; and (20) the TCW Galileo Large Cap Value Fund seeks long-term capital appreciation by investing primarily in publicly traded equity securities of large capitalization companies.

As of March 1, 1999, nine funds (TCW Galileo Select Equities Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo European Equities Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo Total Return Mortage-Backed Securities Fund and TCW Galileo High Yield Bond Fund) commenced offering two classes of shares, Institutional Class shares and Advisory Class shares. Shares of each class of the Funds represent an equal pro rata interest in the Funds and generally gives the shareholder the same voting, dividend, liquidation, and other rights. The Institutional Class shares are offered at the current net asset value. The Advisory Class shares are also offered at the current net asset value, but are subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Funds in the preparation of their financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements

Note 2 -- Significant Accounting Policies

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Security Valuations: The value of securities held in the TCW Galileo Money Mar-ket Fund is determined by using the amortized cost method applied to each indi-vidual security unless, due
34

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999

to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, including the bond fund securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of val-uation.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and un-der the general supervision of the Company's Board of Directors.

For Funds other than TCW Galileo Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Interest income is recorded on the accrual basis. The TCW Galileo Core Fixed Income Fund and the TCW Galileo High Yield Bond Fund recognize as interest income discounts on securities purchased using a constant yield to maturity accretion method. Original issue discount is accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are not amortized, except for mortgage backed obligations for which amortization has been elected as allowed by federal income tax regulations and securities held by the TCW Galileo Core Fixed Income Fund. Realized and unrealized gains and losses on investments are recorded on the basis of specific identification.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. There were no such transactions outstanding as of April 30, 1999.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and in other securities. Securities pledged as col-lateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; how-ever, in the event of default or bankruptcy by the other party to the agree-ments, realization and/or retention of the collateral may be subject to legal proceedings.
                                                                            35

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Fixed Income
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities. At April 30, 1999, the following Funds loaned securities that were collateralized in cash which was invested in short-term investments:

                                                                     Securities
                                   Market Value of                    Lending
                                  Loaned Securities Collateral Value    Fees
                                  ----------------- ---------------- ----------
TCW Galileo Core Fixed Income
 Fund                                $2,084,688        $2,129,500       $176
TCW Galileo High Yield Bond Fund      1,698,108         1,740,750        734

Securities lending fees are included in interest income in the Statements of Operations.

Allocation of Operating Activity: Investment income, common expenses and real-ized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to that class' operations. All other expenses are charged to each Fund as incurred on a specific identification basis.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by di-viding the net assets of the Fund by the number of issued and outstanding shares on each business day as of 9:00 A.M. Pacific Standard Time for the TCW Galileo Money Market Fund and as of 1:00 P.M. Pacific Standard Time for the other Funds.

Dividends and Distributions: Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. The other fixed in-come funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign cur-rency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to share-holder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements re-quires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
36

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


Note 3 -- Federal Income Taxes:

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At April 30, 1999, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

                                                                           TCW Galileo
                              TCW Galileo  TCW Galileo     TCW Galileo    Total Return
                              Core Fixed    High Yield      Mortgage-       Mortgage-
                                Income         Bond          Backed          Backed
                                 Fund          Fund      Securities Fund Securities Fund
                              -----------  ------------  --------------- ---------------
Unrealized Appreciation       $   619,937  $  4,664,413    $   133,059     $ 3,541,769
Unrealized (Depreciation)      (1,252,630)   (2,389,587)    (1,002,075)     (3,431,730)
                              -----------  ------------    -----------     -----------
Net Unrealized
 Appreciation (Depreciation)  $  (632,693) $  2,274,826    $  (869,016)    $   110,039
                              ===========  ============    ===========     ===========
Cost of Investments for
 Federal Income Tax Purposes  $76,611,214  $199,855,346    $46,557,108     $92,017,255
                              ===========  ============    ===========     ===========

At April 30, 1999, the following Funds had net realized loss carryforwards for federal income tax purposes (in thousands):

                                                     Expiring in
                                             ----------------------------
                                             2002  2003  2004 2005  2006
                                             ---- ------ ---- ---- ------
TCW Galileo Core Fixed Income Fund           $641 $  644 $ -- $--  $   --
TCW Galileo High Yield Bond Fund               --     --   --  --   2,560
TCW Galileo Mortgage-Backed Securities Fund   446  4,068  861  73      15

Note 4 -- Investment Advisory and Accounting Service Fees

The Funds pay to the Adviser, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees:

   TCW Galileo Money Market Fund                             0.25%
   TCW Galileo Core Fixed Income Fund                        0.40%
   TCW Galileo High Yield Bond Fund                          0.75%
   TCW Galileo Mortgage-Backed Securities Fund               0.50%
   TCW Galileo Total Return Mortgage-Backed Securities Fund  0.50%

For the period November 1, 1998 through February 28, 1999, when the Adviser was the administrator of the Funds, the TCW Galileo Money Market Fund reimbursed the Adviser for the cost of providing accounting services in an amount not exceeding an annual rate of 0.10% of the Fund's average daily net assets. Each of the other Funds also reimbursed the Adviser for the cost of providing accounting services in an amount not exceeding $35,000 for any fiscal year.

The ordinary operating expenses of the TCW Galileo Money Market Fund is limited to 0.40% of the Fund's daily net assets. The ordinary operating expenses of the other funds are limited to, the average of the total expense ratios as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objective, which is subject to change
                                                                            37

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Fixed Income
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


Note 4 -- Investment Advisory and Accounting Service Fees (continued)

on a monthly basis. At April 30, 1999, the ordinary operating expenses for the TCW Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage-Backed Securities Fund and the TCW Galileo Total Return Mortgage-Backed Securities Fund were limited to 1.00%, 1.30%, 0.90% and 1.00%, respectively of each Fund's daily net assets.

Effective May 1, 1999, the ordinary operating expenses of the TCW Galileo Mort-gage-Backed Securities Fund is limited to 0.53% of daily net assets.

Certain officers and/or directors of the Company are officers and/or directors of the Adviser.

Note 5 -- Distribution Plan

The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Advisory Class shares of each Fund. Under the terms of the Distribution Plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Advisory Class shares for distribution and related services. Distribution fees for the period March 1, 1999 (Commencement of offering of Advisory Class shares) were less than $1,000 for each Fund and as a result, are not disclosed in the State-ments of Operations.

Note 6 -- Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 1999, were as follows:

                                               TCW Galileo     TCW Galileo
                    TCW Galileo TCW Galileo     Mortgage-     Total Return
                    Core Fixed   High Yield      Backed      Mortgage-Backed
                    Income Fund  Bond Fund   Securities Fund Securities Fund
                    ----------- ------------ --------------- ---------------
Purchases at Cost   $31,112,474 $195,616,220   $ 1,957,299     $ 6,607,381
                    =========== ============   ===========     ===========
Sales Proceeds      $63,060,314 $156,807,126   $ 2,815,960     $ 5,226,254
                    =========== ============   ===========     ===========
U.S. Government
 Purchases at Cost  $23,637,247 $         --   $12,192,830     $ 9,940,779
                    =========== ============   ===========     ===========
U.S. Government
 Sales Proceeds     $49,988,929 $         --   $ 8,511,284     $14,662,812
                    =========== ============   ===========     ===========

Note 7 -- Capital Share Transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transaction in each Fund's shares were as follows:


   TCW Galileo Money           Six Months Ended
      Market Fund               April 30, 1999                   Year Ended
                                  (Unaudited)                 October 31, 1998
                         ------------------------------ ------------------------------
                                             Amount                         Amount
                             Shares      (in thousands)     Shares      (in thousands)
                         --------------  -------------- --------------  --------------
Shares Sold               1,275,915,599   $ 1,275,916    3,148,816,550   $ 3,148,816
Shares Issued Upon
 Reinvestment of
 Dividends                    3,900,281         3,900        8,491,656         8,492
Shares Redeemed          (1,313,871,899)   (1,313,872)  (3,137,627,742)   (3,137,628)
                         --------------   -----------   --------------   -----------
Net Increase (Decrease)     (34,056,019)  $   (34,056)      19,680,464   $    19,680
                         ==============   ===========   ==============   ===========

38

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


Note 7 -- Capital Share Transactions (continued)

TCW Galileo Core Fixed       Six Months Ended
Income Fund                   April 30, 1999               Year Ended
Institutional Class             (Unaudited)             October 31, 1998
                         -------------------------- --------------------------
                                         Amount                     Amount
                           Shares    (in thousands)   Shares    (in thousands)
                         ----------  -------------- ----------  --------------
Shares Sold               1,267,595     $ 12,508    22,816,543     $224,517
Shares Issued Upon
 Reinvestment of
 Dividends                  211,457         2,082      263,818        2,578
Shares Redeemed          (9,954,106)     (97,783)   (8,614,835)     (85,097)
                         ----------     --------    ----------     --------
Net Increase (Decrease)  (8,475,054)    $(83,193)   14,465,526     $141,998
                         ==========     ========    ==========     ========

TCW Galileo Core Fixed Income Fund                Period Ended
Advisory Class Advisory                      April 30, 1999 (/1/)
                                                 (Unaudited)
                                            ---------------------
                                                        Amount
                                            Shares  (in thousands)
                                           ------   --------------
Shares Sold                                   1          $ -(/2/)
                                             ---         ---
Net Increase                                  1          $ -
                                             ===         ===

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999.
(2) Amount is less than $1.

TCW Galileo High Yield       Six Months Ended
Bond Fund                     April 30, 1999                Year Ended
Institutional Class             (Unaudited)              October 31, 1998
                         -------------------------- ---------------------------
                                         Amount                      Amount
                           Shares    (in thousands)   Shares     (in thousands)
                         ----------  -------------- -----------  --------------
Shares Sold              10,679,399     $ 99,798      8,469,692    $  84,380
Shares Issued Upon
 Reinvestment of
 Dividends                  915,625        8,615      1,952,231       19,439
Shares Redeemed          (7,906,976)     (74,534)   (13,063,683)    (127,711)
                         ----------     --------    -----------    ---------
Net Increase (Decrease)   3,688,048     $ 33,879     (2,641,760)   $ (23,892)
                         ==========     ========    ===========    =========

                                                                            39

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999

  U.S. Fixed Income

Note 7 -- Capital Share Transactions (continued)

TCW Galileo High Yield Bond Fund       Period Ended
Advisory Class                     April 30, 1999 (/1/)
                                       (Unaudited)
                                  -----------------------
                                               Amount
                                  Shares   (in thousands)
                                  -------  --------------
Shares Sold                        26,089      $ 250
Shares Issued Upon Reinvestment
 of Dividends                          68         --
Shares Redeemed                   (15,678)      (150)
                                  -------      -----
Net Increase                       10,479      $ 100
                                  =======      =====

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999.

TCW Galileo Mortgage-        Six Months Ended
Backed                        April 30, 1999               Year Ended
Securities Fund                 (Unaudited)             October 31, 1998
                         -------------------------- --------------------------
                                         Amount                     Amount
                           Shares    (in thousands)   Shares    (in thousands)
                         ----------  -------------- ----------  --------------
Shares Sold                 355,847     $  3,458     2,948,909     $ 28,585
Shares Issued Upon
 Reinvestment of
 Dividends                   70,337          675       242,345        2,343
Shares Redeemed            (195,033)      (1,871)   (4,345,900)     (42,090)
                         ----------     --------    ----------     --------
Net Increase (Decrease)     231,151     $  2,262    (1,154,646)    $(11,162)
                         ==========     ========    ==========     ========
TCW Galileo Total            Six Months Ended
Return Mortgage-Backed        April 30, 1999               Year Ended
Securities Fund                 (Unaudited)             October 31, 1998
Institutional Class      -------------------------- --------------------------
                                         Amount                     Amount
                           Shares    (in thousands)   Shares    (in thousands)
                         ----------  -------------- ----------  --------------
Shares Sold               1,003,192     $  9,569     2,490,553     $ 24,464
Shares Issued Upon
 Reinvestment of
 Dividends                  522,730        4,990       782,364        7,673
Shares Redeemed          (2,000,281)     (19,233)   (1,090,917)     (10,759)
                         ----------     --------    ----------     --------
Net Increase (Decrease)    (474,359)    $ (4,674)    2,182,000     $ 21,378
                         ==========     ========    ==========     ========

40

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


Note 7 -- Capital Share Transactions (continued)

TCW Galileo Total Return Mortgage-                           Period Ended
Backed Securities Fund Advisory Class                    April 30, 1999 (/1/)
                                                            (Unaudited)
                                                        ---------------------
                                                                   Amount
                                                       Shares (in thousands)
                                                       ------ --------------
Shares Sold                                               1        $ -(/2/)
                                                         ---       ---
Net Increase                                              1        $ -
                                                         ===       ===

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999.
(2) Amount is less than $1.

Note 8 -- Restricted Securities

The following restricted securities held by the Funds as of April 30, 1999, were valued both at the date of acquisition and April 30, 1999, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

TCW Galileo Core Fixed Income Fund:

 Principal                                                Date of
  Amount                  Investment                    Acquisition      Cost
 --------- ---------------------------------------   ----------------- --------
 $100,000  AK Steel Corp., (144A), 7.875%, due           02/05/99
           02/10/99                                                    $ 99,686
   75,000  American Axle and Manufacturing, Inc.,        03/02/99        74,421
           (144A), 9.75%, due 03/01/09
   75,000  American Media Operations, (144A),            04/30/99        75,000
           10.25%, due 05/01/09
   50,000  BE Aerospace, Inc., (144A), 9.5%, due         10/28/98
           11/01/08                                                      50,000
   29,000  Boyds Collection, Ltd., (144A), 9%, due   05/06/98-07/29/98
           05/15/08                                                      29,308
   75,000  Bresnan Communications, (144A),           01/25/99-03/10/99   74,938
           8%, due 02/01/09
   75,000  Bresnan Communications, (144A),               01/25/99        47,998
           9.25%, due 02/01/09
   75,000  Chancellor Media Corp., (144A),               09/25/98        75,000
           9%, due 10/01/08
  500,000  Chancellor Media Corp., (144A),               11/11/98       496,147
           8%, due 11/01/08
  100,000  Charter Communication Holdings, LLC.,         03/12/99        62,155
           (144A), 0%, due 04/01/11
   75,000  Classic Cable, Inc., (144A),              07/21/98-07/22/98   75,359
           9.875%, due 08/01/08

                                                                            41

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Fixed Income
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999

Note 8 -- Restricted Securities (continued)

 Principal                                                Date of
  Amount                  Investment                    Acquisition      Cost
 --------- ---------------------------------------   ----------------- --------
 $ 75,000  Consumers Packaging, Inc., (144A),            01/26/99      $ 75,000
           9.75%, due 02/01/07
  100,000  Echostar DBS Corp., (144A), 9.375%, due       01/15/99       103,047
           02/01/09
   20,000  Garden State Newspapers, (144A),              03/10/99        19,809
           8.625%, due 07/01/11
    5,000  Geo Specialty Chemicals, (144A),              10/28/98         4,479
           10.125%, due 08/01/08
   75,000  Golden Northwest Aluminum, Inc.,              12/14/98        75,000
           (144A),
           12%, due 12/15/06
   95,000  Hayes Lemmerz International Inc.,             12/07/98        95,000
           (144A),
           8.25%, due 12/15/08
  100,000  Hollywood Park, Inc., (144A), 9.25%,          02/12/99       100,000
           due 02/15/07
  350,000  Huntsman Corp., (144A), 9.5%, due             11/04/98       343,556
           07/01/07
  600,000  IMC Global Inc., (144A), 6.5%, due            04/22/99       603,011
           08/01/03
  220,000  Insilco Corp., (144A), 12%, due               04/03/99       220,000
           08/15/07
  100,000  Intermedia Communications, Inc.,              02/19/99        99,551
           (144A),
           9.5%, due 03/01/09
  100,000  King Pharmaceutical, Inc., (144A),            02/26/99       100,000
           10.75%, due 02/15/09
  100,000  Marvel Enterprises, Inc., (144A), 12%,        02/17/99       100,000
           due 06/15/09
  300,000  McLeod USA, Inc., (144A), 8.125%, due     02/12/99-04/07/99  301,031
           02/15/09
   50,000  Mrs. Fields Co., (144A), 10.125%, due         08/13/98        48,620
           12/01/04
   75,000  NCI Building Systems, Inc., (144A),           04/30/99        75,000
           9.25%, due 05/01/09
  100,000  Neenah Corp., (144A), 11.125%, due            11/19/98       103,450
           05/01/07
  100,000  New World Pasta Co., (144A), 9.25%, due   02/11/99-03/19/99  100,434
           02/15/09
  575,000  NEXTLINK Communications, Inc., (144A),        11/04/98       575,000
           10.75%, due 11/15/08
  100,000  Panolam Industries International,             02/10/99       100,000
           (144A),
           11.5%, due 02/15/09
   15,000  Park Place Entertainment, (144A),             12/14/98        15,000
           7.875%, due 12/15/05
  100,000  Scotts Co., (144A), 8.625%, due               01/14/99       100,000
           01/15/09
  125,000  SFX Entertainment, Inc., (144A),          01/13/99-01/26/99  126,451
           9.125%, due 12/01/08
   75,000  Simmons Co., (144A), 10.25%, due              03/10/99        75,000
           03/16/99
  500,000  Station Casinos, Inc., (144A), 9.75%,     10/27/98-11/19/98  509,972
           due 04/15/07
   75,000  United Industries Corp., (144A),              03/19/99        75,000
           9.875%, due 04/01/09
   25,000  Von Hoffman Press, Inc., (144A),              10/03/97        27,082
           10.375%, due 05/15/07

The total value of restricted securities is $5,462,641, which represents 7.0% of net assets of the Fund at April 30, 1999.
42

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


Note 8 -- Restricted Securities (continued)

TCW Galileo High Yield Bond Fund:

 Principal                                              Date of
   Amount                Investment                   Acquisition       Cost
 ---------  ------------------------------------   ----------------- ----------
 $  825,000 Adelphia Communications Corp.,             11/16/98      $  840,469
            (144A),
            8.375%, due 02/01/08
  1,100,000 AK Steel Corp., (144A),                    02/05/99       1,097,029
            7.875%, due 02/10/99
    825,000 American Axle and Manufacturing,           03/02/99         818,565
            Inc., (144A), 9.75%, due 03/01/09
  1,200,000 American Media Operations, (144A),         04/30/99       1,200,000
            10.25%, due 05/01/09
    295,000 BE Aerospace , Inc., (144A),               10/28/98         295,000
            9.5%, due 11/01/08
    383,000 Boyds Collection, Ltd., (144A),        05/06/98-07/29/98    387,185
            9%, due 05/15/08
    590,000 Bresnan Communications, (144A),        01/25/99-03/10/99    589,504
            8%, due 02/01/09
    665,000 Bresnan Communications, (144A),            01/25/99         427,672
            9.25%, due 02/01/09
     85,000 Building Materials Corp., (144A),          10/26/98          83,781
            8.625%, due 12/15/06
    250,000 California Steel Industries, (144A),       03/30/99         250,000
            8.5%, due 04/01/09
  1,245,000 Chancellor Media Corp., (144A),            11/11/98       1,234,754
            8%, due 11/01/08
    585,000 Chancellor Media Corp., (144A),            09/25/98         585,000
            9%, due 10/01/08
  1,700,000 Charter Communication Holdings,            03/12/99       1,043,698
            LLC., (144A),
            0%, due 04/01/11
  1,205,000 Classic Cable, Inc., (144A), 9.875%,   07/21/98-12/11/98  1,242,779
            due 08/01/08
  1,100,000 Classic Communications, (144A),            03/08/99         735,625
            0%, due 08/01/09
    665,000 Consumers Packaging, Inc., (144A),         01/26/99         665,000
            9.75%, due 02/01/07
  1,980,000 Echostar DBS Corp., (144A),                01/15/99       1,992,188
            9.375%, due 02/01/09
    850,000 Emmis Communications Corp., (144A),    02/09/99-03/03/99    846,657
            8.125%, due 03/15/09
    350,000 GST Telecommunications, Inc.,          03/18/99-03/19/99    317,938
            (144A),
            0%, due 05/01/08
    350,000 GS Escrow Corp., (144A), 7.125%, due       07/30/98       1,569,555
            08/01/05
    350,000 Garden State Newspapers, (144A),           03/10/99         346,685
            8.625%, due 07/01/11
     75,000 Geo Specialty Chemicals, (144A),           10/28/98          67,344
            10.125%, due 08/01/08

                                                                            43

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Fixed Income
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999

Note 8 -- Restricted Securities (continued)

 Principal                                             Date of
   Amount                Investment                  Acquisition       Cost
 ---------  -----------------------------------   ----------------- ----------
 $  955,000 Golden Northwest Aluminum, Inc.,          12/14/98      $  955,000
            (144A),
            12%, due 12/15/06
  2,050,000 Hayes Lemmerz International Inc.,     12/07/98-01/05/99  2,052,000
            (144A),
            8.25%, due 12/15/08
  1,165,000 Hollywood Park, Inc., (144A),             02/12/99       1,165,000
            9.25%, due 02/15/07
    915,000 Huntsman Corp., (144A), 9.5%, due         11/03/98         898,471
            07/01/07
    620,000 Insilco Corp., (144A), 12%, due           11/02/98         620,000
            08/15/07
  2,485,000 Intermedia Communications, Inc.,          02/19/99       2,473,968
            (144A),
            9.5%, due 03/01/09
  1,165,000 King Pharmaceutical, Inc., (144A),        02/26/99       1,165,000
            10.75%, due 02/15/09
  1,245,000 Marvel Enterprises, Inc., (144A),         02/17/99       1,245,000
            12%, due 06/15/09
  1,775,000 McLeod USA, Inc., (144A), 8.125%,     02/12/99-04/07/99  1,776,899
            due 02/15/09
    351,000 Mrs. Fields Co., (144A), 10.125%,         08/13/98         341,312
            due 12/01/04
    770,000 Mohegan Tribal Gaming, (144A),            02/24/99         770,000
            8.75%, due 01/01/09
  1,000,000 NCI Building Systems, Inc., (144A),       04/30/99       1,000,000
            9.25%, due 05/01/09
    825,000 Neenah Corp., (144A), 11.125%, due        11/19/98         853,875
            05/01/07
  1,315,000 New World Pasta Co., (144A),          02/11/99-03/19/99  1,319,625
            9.25%, due 02/15/09
  2,405,000 NEXTLINK Communications, Inc.,        11/04/98-12/16/98  2,405,000
            (144A),
            10.75%, due 11/15/08
  1,140,000 Panolam Industries International,     02/10/99-02/23/99  1,145,500
            (144A), 11.5%, due 02/15/09
  1,725,000 Packaging Corp. America, (144A),      03/31/99-04/28/99  1,771,813
            9.625%, due 04/01/09
    350,000 Park Place Entertainment, (144A),         12/14/98         350,000
            7.875%, due 12/15/05
  1,205,000 Scotts Co., (144A), 8.625%, due           01/14/99       1,205,000
            01/15/09
  1,495,000 SFX Entertainment, Inc., (144A),      01/13/99-01/26/99  1,521,750
            9.125%, due 12/01/08
    650,000 Simmons Co., (144A), 10.25%, due          03/10/99         650,000
            03/16/99
  1,655,000 Station Casinos, Inc., (144A),        10/27/98-11/19/98  1,680,438
            9.75%, due 04/15/07
    400,000 Tenet Healthcare Corp., (144A),           03/23/99         396,026
            8.125%, due 12/01/08
  2,550,000 TV Guide, Inc., (144A), 8.125%, due   02/23/99-02/26/99  2,549,367
            03/01/09
    400,000 United Industries Corp., (144A),          03/19/99         400,000
            9.875%, due 04/01/09
  2,075,000 Verio, Inc., (144A), 11.25%, due          11/20/98       2,075,000
            12/01/08
    680,000 Von Hoffman Press, Inc., (144A),          10/03/97         737,456
            10.375%, due 05/15/07

The total value of restricted securities is $51,778,423, which represents 25.1% of net assets of the Fund at April 30, 1999.
44

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999

Note 8 -- Restricted Securities (continued)

TCW Galileo Mortgage Backed Securities Fund:

 Principal                                            Date of
   Amount                Investment                 Acquisition       Cost
 ---------  -----------------------------------   ---------------- ----------
 $  606,356 Greenwich Capital Acceptance, Inc.,       03/21/91     $  600,368
            (91-03) (Private Placement), 9.46%
            due 03/01/21

The total value of restricted securities is $586,649, which represents 1.3% of net assets of the Fund at April 30, 1999.
                                                                            45

  TCW Galileo Money Market Fund

--------------------------------------------------------------------------------
Financial Highlights

                             Six Months                                              Ten Months
                               Ended                Year Ended October 31,              Ended
                           April 30, 1999     -------------------------------------  October 31,
                            (Unaudited)         1998      1997      1996     1995       1994
                           --------------     --------  --------  --------  -------  -----------
Net Asset Value per
 Share, Beginning of
 Period                       $   1.00        $   1.00  $   1.00  $   1.00  $  1.00   $   1.00
                              --------        --------  --------  --------  -------   --------
Income from Investment
 Operations:
 Net Investment Income           .0079          0.0519    0.0516    0.0509   0.0549     0.0304
                              --------        --------  --------  --------  -------   --------
Less Distributions:
 Distributions from Net
  Investment Income             (.0079)        (0.0519)  (0.0516)  (0.0509) (0.0549)   (0.0304)
                              --------        --------  --------  --------  -------   --------
Net Asset Value per
 Share, End of Period         $   1.00        $   1.00  $   1.00  $   1.00  $  1.00   $   1.00
                              ========        ========  ========  ========  =======   ========
Total Return                      2.36% (/2/)     5.31%     5.29%     5.21%    5.67%      3.04% (/1/)
Ratios/Supplemental Data:
Net Assets, End of Period
 (in thousands)               $208,395        $242,451  $222,771  $233,671  $86,302   $124,392
Ratio of Net Expenses to
 Average Net Assets (2)           0.40% (/3/)     0.40%     0.40%     0.40%    0.40%      0.40% (/3/)
Ratio of Net Investment
 Income to Average Net
 Assets (4)                       4.71% (/3/)     5.19%     5.17%     5.04%    5.49%      3.65% (/3/)

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(2) For the six-months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.40% of net assets as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.40% for the six months ended April 30, 1999, 0.41%, 0.40%, 0.44%, and 0.46% for the fiscal years ended October 31, 1998, 1997, 1996 and 1995, respectively, and 0.68% for the ten months ended October 31, 1994.
46

See accompanying notes to financial statements.

  TCW Galileo Core Fixed Income Fund

--------------------------------------------------------------------------------
  Institutional Class
Financial Highlights

                             Six Months                                                  Ten Months
                               Ended               Year Ended October 31,                   Ended
                           April 30, 1999     -----------------------------------        October 31,
                            (Unaudited)         1998     1997     1996     1995             1994
                           --------------     --------  -------  -------  -------        -----------
Net Asset Value per
 Share, Beginning of
 Period                       $  9.89         $   9.62  $  9.45  $  9.61  $  8.94          $ 10.04
                              -------         --------  -------  -------  -------          -------
Income (Loss) from
 Investment Operations:
 Net Investment Income           0.33             0.55     0.58     0.55     0.58             0.44
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                (0.20)            0.29     0.19    (0.16)    0.62            (1.16)
                              -------         --------  -------  -------  -------          -------
 Total from Investment
  Operations                     0.12             0.84     0.77     0.39     1.20            (0.72)
                              -------         --------  -------  -------  -------          -------
Less Distributions:
 Distributions from Net
  Investment Income             (0.25)           (0.57)   (0.60)   (0.55)   (0.53)           (0.38)
                              -------         --------  -------  -------  -------          -------
Net Asset Value per
 Share, End of Period         $  9.77         $   9.89  $  9.62  $  9.45  $  9.61          $  8.94
                              =======         ========  =======  =======  =======          =======
Total Return                     1.30% (/2/)      9.02%    8.45%    4.26%   13.92%           (7.24)% (/1/)
Ratios/Supplemental Data:
Net Assets, End of Period
 (in thousands)               $78,157         $162,996  $19,368  $25,006  $36,236          $50,153
Ratio of Expenses to
 Average Net Assets              0.56% (/3/)      0.62%    0.93%    0.76%    0.68% (/2/)      0.50% (/3/)(/4/)
Ratio of Net Investment
 Income to Average Net
 Assets                          5.94% (/3/)      5.60%    6.13%    5.85%    6.38%            6.11% (/3/)
Portfolio Turnover Rate         61.75% (/2/)    272.77%  142.96%  238.73%  223.78%          208.63% (/1/)

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(2) For the six-months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.50% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.72% for the fiscal year ended October 31, 1995 and 0.68% for the ten months ended October 31, 1994.
                                                                            47

See accompanying notes to financial statements.

  TCW Galileo Core Fixed Income Fund

--------------------------------------------------------------------------------
  Advisory Class
Financial Highlights

                                                      March 1, 1999
                                                         through
                                                      April 30, 1999
                                                       (Unaudited)
                                                      --------------
Net Asset Value per Share, Beginning of Period            $9.74
                                                          -----
Income from Investment Operations:
 Net Investment Income                                     0.07
 Net Realized and Unrealized Gain on Investments           0.03
                                                          -----
  Total from Investment Operations                         0.10
                                                          -----
Net Asset Value per Share, End of Period                  $9.84
                                                          =====
Total Return                                               1.03% (/1/)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)                  $  -- (/3/)
Ratio of Expenses to Average Net Assets                      --% (/2/)
Ratio of Net Investment Income to Average Net Assets       4.33% (/2/)
Portfolio Turnover Rate                                   61.75% (/1/)

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999 and not indicative of a full year's operat-ing results.
(2) Annualized.
(3) Amount less than $1.

See accompanying notes to financial statements.

  TCW Galileo High Yield Bond Fund

--------------------------------------------------------------------------------
  Institutional Class
Financial Highlights

                             Six Months                                                    Ten Months
                               Ended                Year Ended October 31,                    Ended
                           April 30, 1999     -------------------------------------        October 31,
                            (Unaudited)         1998      1997      1996     1995             1994
                           --------------     --------  --------  --------  -------        -----------
Net Asset Value per
 Share, Beginning of
 Period                       $   9.20        $  10.11  $   9.77  $   9.74  $  9.43          $ 10.12
                              --------        --------  --------  --------  -------          -------
Income (Loss) from
 Investment Operations:
 Net Investment Income            0.38            0.88      0.91      0.89     0.92             0.73
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                  0.32           (0.74)     0.34      0.03     0.39            (0.77)
                              --------        --------  --------  --------  -------          -------
 Total from Investment
  Operations                      0.70            0.14      1.25      0.92     1.31            (0.04)
                              --------        --------  --------  --------  -------          -------
Less Distributions:
 Distributions from Net
  Investment Income              (0.38)          (0.89)    (0.91)    (0.89)   (1.00)           (0.65)
 Distributions in Excess
  of Net Investment
  Income                            --           (0.01)       --        --       --               --
 Distributions from Net
  Realized Gains                    --           (0.15)       --        --       --               --
                              --------        --------  --------  --------  -------          -------
 Total Distributions             (0.38)          (1.05)    (0.91)    (0.89)   (1.00)           (0.65)
                              --------        --------  --------  --------  -------          -------
Net Asset Value per
 Share, End of Period         $   9.52        $   9.20  $  10.11  $   9.77  $  9.74          $  9.43
                              ========        ========  ========  ========  =======          =======
Total Return                      7.69% (/2/)     1.18%    13.26%     9.92%   14.65%           (0.34)% (/1/)
Ratios/Supplemental Data:
Net Assets, End of Period
 (in thousands)               $206,556        $165,702  $208,761  $183,815  $92,652          $90,577
Ratio of Expenses to
 Average Net Assets               0.88% (/3/)     0.85%     0.83%     0.90%    0.87% (/4/)      0.79% (/3/)(/4/)
Ratio of Net Investment
 Income to Average Net
 Assets                           8.20% (/3/)     8.89%     9.10%     9.21%    9.60%            9.18% (/3/)
Portfolio Turnover Rate          77.27% (/2/)    92.24%   109.45%    82.56%   36.32%           34.01% (/1/)

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(2) For the six-months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.79% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.88% for the fiscal year ended October 31, 1995 and 0.91% for the ten months ended October 31, 1994.
                                                                            49

See accompanying notes to financial statements.

  TCW Galileo High Yield Bond Fund

--------------------------------------------------------------------------------
  Advisory Class
Financial Highlights

                                                      March 1, 1999
                                                         through
                                                      April 30, 1999
                                                       (Unaudited)
                                                      --------------
Net Asset Value per Share, Beginning of Period            $ 9.39
                                                          ------

Income from Investment Operations:

 Net Investment Income                                      0.08

 Net Realized and Unrealized Gain on Investments            0.17
                                                          ------

  Total from Investment Operations                          0.25
                                                          ------

Less Distributions:

 Distributions from Net Investment Income                  (0.06)
                                                          ------

  Total Distributions                                      (0.06)
                                                          ------

Net Asset Value per Share, End of Period                  $ 9.58
                                                          ======

Total Return                                                2.69% (/1/)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                  $  100

Ratio of Expenses to Average Net Assets                     1.16% (/2/)

Ratio of Net Investment Income to Average Net Assets        7.87% (/2/)

Portfolio Turnover Rate                                    77.27% (/1/)



(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999 and not indicative of a full year of operating results.
(2) Annualized.

See accompanying notes to financial statements.

  TCW Galileo Mortgage-Backed Securities Fund

--------------------------------------------------------------------------------
  Institutional Class
Financial Highlights

                             Six Months                                                 Ten Months
                               Ended              Year Ended October 31,                   Ended
                           April 30, 1999     ----------------------------------        October 31,
                            (Unaudited)        1998     1997     1996     1995             1994
                           --------------     -------  -------  -------  -------        -----------
Net Asset Value per
 Share, Beginning of
 Period                       $  9.60         $  9.70  $  9.67  $  9.58  $  9.41         $   9.86
                              -------         -------  -------  -------  -------         --------
Income (Loss) from
 Investment Operations:
 Net Investment Income           0.29            0.35     0.58     0.51     0.67             0.42
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                (0.05)           0.10     0.05     0.22     0.25            (0.48)
                              -------         -------  -------  -------  -------         --------
 Total from Investment
  Operations                     0.24            0.45     0.63     0.73     0.92            (0.06)
                              -------         -------  -------  -------  -------         --------
Less Distributions:
 Distributions from Net
  Investment Income             (0.22)          (0.11)   (0.38)   (0.46)   (0.71)           (0.39)
 Distributions in Excess
  of Net Investment
  Income                           --              --    (0.22)   (0.18)   (0.04)              --
 Distributions from Paid-
  in-Capital                       --           (0.44)      --       --       --               --
                              -------         -------  -------  -------  -------         --------
 Total Distributions            (0.22)          (0.55)   (0.60)   (0.64)   (0.75)           (0.39)
                              -------         -------  -------  -------  -------         --------
Net Asset Value per
 Share, End of Period         $  9.62         $  9.60  $  9.70  $  9.67  $  9.58         $   9.41
                              =======         =======  =======  =======  =======         ========
Total Return                     2.53% (/2/)     4.73%    6.71%    7.86%   10.16%           (0.61)% (/1/)
Ratios/Supplemental Data:
Net Assets, End of Period
 (in thousands)               $45,978         $43,639  $53,307  $61,835  $81,366         $134,948
Ratio of Expenses to
 Average Net Assets              0.89% (/3/)     0.83%    0.77%    0.69%    0.61% (/4/)      0.55% (/3/)(/4/)
Ratio of Net Investment
 Income to Average Net
 Assets                          6.09% (/3/)     3.61%    6.00%    5.34%    7.13%            5.18% (/3/)
Portfolio Turnover Rate         29.17% (/2/)    68.40%  109.91%   54.10%   37.83%           65.64% (/4/)

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(2) For the six months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.55% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.63% for the fiscal year ended October 31, 1995 and 0.62% for the ten months ended October 31, 1994.
                                                                            51

See accompanying notes to financial statements.

  TCW Galileo Total Return Mortgage-Backed Securities Fund

--------------------------------------------------------------------------------
  Institutional Class
Financial Highlights

                           Six Months                                                   Ten Months
                             Ended               Year Ended October 31,                    Ended
                         April 30, 1999     ------------------------------------        October 31,
                          (Unaudited)         1998     1997      1996     1995             1994
                         --------------     --------  -------  --------  -------        -----------
Net Asset Value per
 Share, Beginning of
 Period                     $  9.76         $   9.91  $  9.56  $   9.56  $  8.95          $ 10.07
                            -------         --------  -------  --------  -------          -------
Income (Loss) from
 Investment Operations:
 Net Investment Income         0.32             0.84     0.75      0.68     0.72             0.63
 Net Realized and
  Unrealized Gain (Loss)
  on Investments              (0.20)           (0.07)    0.32      0.02     0.71            (1.26)
                            -------         --------  -------  --------  -------          -------
 Total from Investment
  Operations                   0.12             0.77     1.07      0.70     1.43            (0.63)
                            -------         --------  -------  --------  -------          -------
Less Distributions:
 Distributions from Net
  Investment Income           (0.31)           (0.86)   (0.72)    (0.68)   (0.82)           (0.49)
 Distributions in Excess
  of Net Investment
  Income                      (0.17)           (0.01)      --     (0.02)      --               --
 Distributions from Net
  Realized Gains                 --            (0.05)      --        --       --               --
                            -------         --------  -------  --------  -------          -------
 Total Distributions          (0.48)           (0.92)   (0.72)    (0.70)   (0.82)           (0.49)
                            -------         --------  -------  --------  -------          -------
Net Asset Value per
 Share, End of Period       $  9.40         $   9.76  $  9.91  $   9.56  $  9.56          $  8.95
                            =======         ========  =======  ========  =======          =======
Total Return                   1.32% (/2/)      8.20%   11.66%     7.69%   16.84%           (6.39)% (/1/)
Ratios/Supplemental
 Data:
Net Assets, End of
 Period (in thousands)      $93,351         $101,501  $81,442  $112,260  $80,159          $66,632
Ratio of Expenses to
 Average Net Assets            0.71% (/3/)      0.70%    0.67%     0.68%    0.68% (/4/)      0.65% (/3/)(/4/)
Ratio of Net Investment
 Income to Average Net
 Assets                        6.62% (/3/)      8.52%    7.77%     7.15%    7.88%            8.03% (/3/)
Portfolio Turnover Rate       17.91% (/2/)     27.95%   16.01%    39.28%   23.76%           36.71% (/1/)

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(2) For the six months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.65% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.69% for the fiscal year ended October 31, 1995 and 0.78% for the ten months ended October 31, 1994.
52

See accompanying notes to financial statements.

  TCW Galileo Total Return Mortgage-Backed Securities Fund

--------------------------------------------------------------------------------
  Advisory Class
Financial Highlights

                                                      March 1, 1999
                                                         through
                                                      April 30, 1999
                                                       (Unaudited)
                                                      --------------
Net Asset Value per Share, Beginning of Period            $ 9.40
                                                          ------

Income from Investment Operations:

 Net Investment Income                                      0.07

 Net Realized and Unrealized Gain on Investments            0.07
                                                          ------

  Total from Investment Operations                          0.14
                                                          ------

Net Asset Value per Share, End of Period                  $ 9.54
                                                          ======

Total Return                                                1.49% (/1/)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                  $   --   (/3/)

Ratio of Expenses to Average Net Assets                       --% (/2/)

Ratio of Net Investment Income to Average Net Assets        4.48% (/2/)

Portfolio Turnover Rate                                    17.91% (/1/)

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999 and not indicative of a full year's of oper-ating results.
(2) Annualized.
(3) Amount is less than $1.
                                                                            53

See accompanying notes to financial statements.